UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments – Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices) (Zip code)
Randy W. Merk
Schwab Investments
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2008

Item 1: Report(s) to Shareholders.

Annual report dated October 31, 2008 enclosed.

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

©2008 Charles Schwab & Co., Inc. Member SIPC (1208-5965)

Schwab Equity Index Funds

Annual Report
October 31, 2008

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

Six cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for
the Report Period

Schwab S&P 500 Index Fund

Investor Shares (Ticker Symbol: SWPIX)	-36.02%
Select Shares® (Ticker Symbol: SWPPX)	-35.92%
e.Shares (Ticker Symbol: SWPEX)	-35.92%
Benchmark: S&P 500® Index	-36.10%

Performance Details	pages 6-7

Schwab Institutional Select® S&P 500 Fund
(Ticker Symbol: ISLCX)	-36.00%

Benchmark: S&P 500® Index	-36.10%

Performance Details	pages 8-9

Schwab 1000 Index® Fund

Investor Shares (Ticker Symbol: SNXFX)	-36.43%
Select Shares® (Ticker Symbol: SNXSX)	-36.33%
Benchmark: Schwab 1000 Index®	-36.49%

Performance Details	pages 10-11

Schwab Small-Cap Index Fund®

Investor Shares (Ticker Symbol: SWSMX)	-34.60%
Select Shares® (Ticker Symbol: SWSSX)	-34.48%
Benchmark: Schwab Small-Cap Index®	-34.67%

Performance Details	pages 12-13

Schwab Total Stock Market Index Fund®

Investor Shares (Ticker Symbol: SWTIX)	-35.85%
Select Shares® (Ticker Symbol: SWTSX)	-35.76%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	-36.43%

Performance Details	pages 14-15

Schwab International Index Fund®

Investor Shares (Ticker Symbol: SWINX)	-45.09%
Select Shares® (Ticker Symbol: SWISX)	-45.02%
Benchmark: Schwab International Index®	-45.43%

Performance Details	pages 16-17

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares®	$ 50,000
e.Shares ($500 for retirement, education and custodial accounts)	$ 1,000
Institutional Select S&P 500 Fund	$ 75,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Equity Index Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year has been a particularly tumultuous and trying time for many investors. Domestic and international markets have suffered significant declines amidst falling real estate valuations, tightening credit, and price volatility.

During periods like this, the most natural instinct is to react emotionally rather than strategically. Making confident investment decisions as prices are swinging wildly is one of the hardest tasks for any investor. However, trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed investment plan that focuses on asset-allocation and diversification is the best way to weather the inevitable ups and downs of the market.

Throughout my career I’ve seen nine notable downturns in the market, but in every case the markets eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. We’re here to provide the guidance and support you need – whatever type of investor you are.

Thank you for investing with us.

Sincerely,

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

2 Schwab Equity Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, investors experienced one of the most difficult periods in financial history. Both domestically and abroad, corporations and economies faced significant headwinds, while governments across the world grappled with interventionist policy designed to provide stability and infuse liquidity. In this environment, investors became extremely cautious about owning anything other than assets that carried government guarantees, such as U.S. Treasuries. Equity markets reacted emphatically to these unusual economic conditions, and prices declined meaningfully across most major equity indexes and averages.

In these difficult times, I want to emphasize that all of us here at Schwab are committed to the disciplined management of your money. I encourage you to read the Investment Environment and Fund Summaries on the following pages where our portfolio management team details the previous year’s market conditions and the impact on our funds.

During this period of market uncertainty, it is more important than ever to ensure that your portfolio allocation reflects your goals and tolerance for risk while not losing sight of your investment strategy. While there may be a temptation to compromise an established investment plan when faced with volatility, we encourage you to carefully consider any changes to your portfolio and to contact your Schwab financial consultant or independent investment adviser if appropriate.

Should you have any questions about our funds, we are always available at 1-800-435-4000. Thank you for investing with us.

Sincerely,

Schwab Equity Index Funds 3

The Investment Environment

Over the past year, the U.S. financial markets experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since last August following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September, the Federal Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and government intervention in AIG, among other events. In this erratic environment investors became extremely cautious of all but government backed assets, such as U.S. Treasuries, and in many cases preferred safety over yield.

Significant economic indicators, such as Gross Domestic Product (GDP), commodity prices, and consumer confidence sent mixed messages with regard to economic health at various times throughout the period, but finished on a pessimistic note. The GDP growth rate oscillated between expansion and contraction, falling -0.2% in the fourth quarter of 2007, rebounding 2.8% in the second quarter of 2008, then sinking -0.3% in the third quarter. Commodity prices surged toward the middle of the period, with oil prices moving upward of $147 dollars a barrel in July, while gold also rose to new highs. By October, oil prices had fallen sharply to below $65 a barrel giving consumers much-needed relief. However, the sentiment remained bleak on the expectation that the economy would slow given the persistence of broad-based turmoil. In October, the Consumer Confidence Index reached an all time low of 38.0, down from 61.4 in September.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns for the period were solidly negative in all major sectors. For the twelve month period ending October 31, 2008, the S&P 500 Index was down -36.10%. By comparison, the Wilshire 5000 Index was down -36.41%. In the S&P 500, Financials returned -52.06% for the period, followed by Information Technology and Materials, which were down -41.20% and -41.19%, respectively. Though still negative, relatively better performing sectors were Consumer Staples and Health Care, down -11.88% and -23.96%, respectively. In general, stock prices experienced heightened volatility throughout the period, exacerbated by forced selling in large institutional funds, a flight to the safety of cash and government-backed assets, and a number of dramatic market events, such as the collapse of Bear Stearns and Lehman Brothers.

In an attempt to stabilize market conditions, the Government instituted a variety of stimulus measures, including a $700 billion financial rescue package and the depression era Exchange Stabilization Fund. Additionally, the Federal Reserve (the Fed) lowered the interest rate to 1.00%, its sixth rate cut thus far in 2008. Although inflation was a concern earlier in the period, as the economy slowed and the prices of many commodities declined toward October, the Fed decided that thawing credit markets and stimulating the economy outweighed inflation concerns. Despite these interventionist moves, market volatility persisted and credit remained tight.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-36.10%	S&P 500® Index: measures U.S. large-cap stocks

-34.16%	Russell 2000® Index: measures U.S. small-cap stocks

-46.62%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.30%	Lehman Brothers U.S. Aggregate Bond Index[1]: measures the U.S. bond market

2.38%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

[1]	Please note that the index’s name has changed to Barclays Capital U.S. Aggregate Bond Index.

4 Schwab Equity Index Funds

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than 8 years in asset management.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund, and the Schwab International Index Fund, and co-management of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund and the Schwab International Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

The Schwab S&P 500 Index Fund Investor Shares returned -36.02% during the period, compared to the benchmark S&P 500 Index, which returned -36.10%. Unlike the fund, the index does not include operational and transactional costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. From a benchmark sector perspective, Financials, Information Technology, and Materials experienced the largest declines during the period, down -52.06%, -41.20%, and -41.19%, respectively. Better performing securities in the fund included Wal-Mart Stores, Inc. and Anheuser Busch Co., while General Electric Co. and Citigroup, Inc. detracted from performance.

As of 10/31/08:
 Style Assessment1

 Statistics

Number of Holdings	503
Weighted Average
Market Cap

($ x 1,000,000)	$79,306

Price/Earnings Ratio (P/E)	18.6

Price/Book Ratio (P/B)	1.9

Portfolio Turnover Rate	3%

 Sector Weightings % of Investments

Information Technology	15.7%

Financials	14.6%

Health Care	13.8%

Energy	13.0%

Consumer Staples	12.8%

Industrials	10.9%

Consumer Discretionary	8.2%

Utilities	3.7%

Telecommunication Services	3.3%

Materials	3.1%

Other	0.9%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	4.5%

General Electric Co.	2.4%

The Procter & Gambel Co.	2.3%

Microsoft Corp.	2.1%

Johnson & Johnson	2.0%

AT&T, Inc.	1.9%

JPMorgan Chase & Co.	1.8%

Chevron Corp.	1.8%
International Business Machines

Corp.	1.5%

Wal-Mart Stores, Inc.	1.5%

Total	21.8%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$10,000 Investment in e.Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (5/1/96)	-36.02%	0.06%	0.15%
Select Shares (5/19/97)	-35.92%	0.24%	0.32%
e.Shares (5/1/96)	-35.92%	0.20%	0.25%
Benchmark: S&P 500® Index	-36.10%	0.26%	0.40%
Fund Category: Morningstar Large-Cap Blend	-37.22%	-0.29%	0.87%

Fund Expense Ratios3: Investor Shares: 0.35% / Select Shares: Net 0.19%; Gross 0.20% / e.Shares: 0.20%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (5/1/96)
Pre-Liquidation (still own shares)	-36.18%	-0.34%	-0.26%
Post-Liquidation (shares were sold)	-23.05%	-0.05%	-0.04%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-36.09%	-0.13%	-0.10%
Post-Liquidation (shares were sold)	-22.95%	0.16%	0.11%
e.Shares® (5/1/96)
Pre-Liquidation (still own shares)	-36.09%	-0.17%	-0.16%
Post-Liquidation (shares were sold)	-22.95%	0.13%	0.06%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-35.44%	-0.36%	0.21%
Post-Liquidation (shares were sold)	-21.39%	0.37%	0.82%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the 2/28/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 7

Schwab Institutional Select® S&P 500 Fund

Schwab Institutional Select S&P 500 Fund returned -36.00% during the period, compared to the benchmark S&P 500 Index, which returned -36.10%. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. From a benchmark sector perspective, Financials, Information Technology, and Materials experienced the largest declines during the period, down -52.06%, -41.20%, and -41.19%, respectively. Relatively better performing sectors in the fund during the period were Consumer Staples and Health Care, down -11.72% and -24.21% respectively. Better performing securities in the fund included Wal-Mart Stores, Inc. and Anheuser Busch Co., while General Electric Co. and Citigroup, Inc. detracted from performance.

As of 10/31/08:
 Style Assessment1

 Statistics

Number of Holdings	502
Weighted Average
Market Cap

($ x 1,000,000)	$78,829

Price/Earnings Ratio (P/E)	18.8

Price/Book Ratio (P/B)	1.9

Portfolio Turnover Rate	1%

 Sector Weightings % of Investments

Information Technology	15.4%

Financials	14.3%

Health Care	13.5%

Energy	12.7%

Consumer Staples	12.5%

Industrials	10.6%

Consumer Discretionary	8.0%

Utilities	3.7%

Telecommunication Services	3.2%

Materials	3.0%

Other	3.1%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	4.4%

General Electric Co.	2.3%

The Procter & Gamble Co.	2.3%

Microsoft Corp.	2.0%

Johnson & Johnson	2.0%

AT&T, Inc.	1.8%

Chevron Corp.	1.8%

JPMorgan Chase & Co.	1.7%
International Business Machines

Corp.	1.5%

Wal-Mart Stores, Inc.	1.4%

Total	21.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

 Schwab Institutional Select® S&P 500 Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$75,000 Investment1

 Pre-Tax Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)	-36.00%	0.25%	-1.25%
Benchmark: S&P 500® Index	-36.10%	0.26%	-1.18%
Fund Category: Morningstar Large-Cap Blend	-37.22%	-0.29%	-0.52%

Fund Expense Ratios3: Net 0.10%; Gross 0.22%

 Average Annual Total Returns After Tax1,2

	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)
Pre-Liquidation (still own shares)	-36.20%	-0.11%	-1.64%
Post-Liquidation (shares were sold)	-23.04%	0.15%	-1.20%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-35.44%	-0.36%	n/a
Post-Liquidation (shares were sold)	-21.39%	0.37%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the 2/28/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 9

Schwab 1000 Index® Fund

The Schwab 1000 Index Fund Investor Shares declined -36.43% during the period, compared to the benchmark Schwab 1000 Index, which returned -36.49%. Unlike the fund, the index does not include operation and transactional costs. The Schwab 1000 Index is comprised of the stocks of the largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. From a sector perspective, Financials and Materials experienced the largest declines during the period, down -48.60% and -41.91%, respectively. Relatively better performing sectors during the period were Consumer Staples and Health Care, down -12.85% and -24.07%, respectively. Better performing securities in the fund included Wal-Mart Stores, Inc. and Chevron Corp., while General Electric Co. and Citigroup, Inc. detracted from performance.

As of 10/31/08:
 Style Assessment1

 Statistics

Number of Holdings	950
Weighted Average
Market Cap

($ x 1,000,000)	$71,803

Price/Earnings Ratio (P/E)	18.1

Price/Book Ratio (P/B)	1.8

Portfolio Turnover Rate	4%

 Sector Weightings % of Investments

Financials	15.7%

Information Technology	15.3%

Health Care	13.6%

Energy	12.9%

Consumer Staples	11.7%

Industrials	11.1%

Consumer Discretionary	8.6%

Utilities	4.1%

Materials	3.5%

Telecommunication Services	3.1%

Other	0.4%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	4.1%

The Procter & Gamble Co.	2.1%

General Electric Co.	2.0%

Microsoft Corp.	1.9%

Johnson & Johnson	1.8%

AT&T, Inc.	1.6%

Chevron Corp.	1.6%

JPMorgan Chase & Co.	1.6%

Wal-Mart Stores, Inc.	1.3%
International Business Machines

Corp.	1.3%

Total	19.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (4/2/91)	-36.43%	0.24%	0.66%
Select Shares (5/19/97)	-36.33%	0.38%	0.80%
Benchmark: Schwab 1000 Index®	-36.49%	0.52%	0.93%
Fund Category: Morningstar Large-Cap Blend	-37.22%	-0.29%	0.87%

Fund Expense Ratios3: Investor Shares: 0.48% / Select Shares: 0.33%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (4/2/91)
Pre-Liquidation (still own shares)	-36.57%	-0.06%	0.35%
Post-Liquidation (shares were sold)	-23.35%	0.17%	0.45%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-36.48%	0.06%	0.44%
Post-Liquidation (shares were sold)	-23.25%	0.29%	0.55%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-35.44%	-0.36%	0.21%
Post-Liquidation (shares were sold)	-21.39%	0.37%	0.82%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the 2/28/08 prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 11

Schwab Small-Cap Index Fund®

The Schwab Small-Cap Index Fund Investor Shares returned -34.60% during the period, compared to the benchmark Schwab Small-Cap Index, which returned -34.67%. The Schwab Small-Cap Index is comprised of the stocks of the second largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. From a sector perspective, Telecomm Services and Consumer Discretionary experienced the largest declines during the period, down -56.66% and -48.75%, respectively. Relatively better performing sectors during the period were Utilities and Consumer Staples, down -6.60% and -23.63%, respectively. Better performing securities in the fund included First Solar, Inc. and CF Industries Holdings, Inc., while Crocs, Inc. and Hansen Natural Corp. detracted from performance.

As of 10/31/08:
 Style Assessment1

 Statistics

Number of Holdings	985
Weighted Average
Market Cap

($ x 1,000,000)	$1,026

Price/Earnings Ratio (P/E)	75.1

Price/Book Ratio (P/B)	1.4

Portfolio Turnover Rate[3]	64%

 Sector Weightings % of Investments

Financials	21.2%

Industrials	15.9%

Information Technology	14.9%

Health Care	12.6%

Consumer Discretionary	11.3%

Energy	7.1%

Utilities	4.8%

Materials	3.3%

Consumer Staples	3.2%

Telecommunication Services	0.8%

Other	4.9%

Total	100.0%

 Top Holdings % of Net Assets 2

Ralcorp Holdings, Inc.	0.6%

Myriad Genetics, Inc.	0.4%

Waste Connections, Inc.	0.4%

Piedmont Natural Gas Co., Inc.	0.4%

Comstock Resources, Inc.	0.4%

First Horizon National Corp.	0.4%

STERIS Corp.	0.3%

F5 Networks, Inc.	0.3%

OSI Pharmaceuticals, Inc.	0.3%

Foundry Networks, Inc.	0.3%

Total	3.8%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

[3]	See Note 9 in the Financial Notes Section.

12 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (12/3/93)	-34.60%	1.16%	4.77%
Select Shares (5/19/97)	-34.48%	1.33%	4.92%
Benchmark: Schwab Small-Cap Index®	-34.67%	1.41%	5.21%
Fund Category: Morningstar Small-Cap Blend	-37.24%	1.07%	6.03%

Fund Expense Ratios3: Investor Shares: 0.57% / Select Shares: 0.42%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (12/3/93)
Pre-Liquidation (still own shares)	-36.39%	-0.01%	3.51%
Post-Liquidation (shares were sold)	-19.17%	1.31%	3.98%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-36.31%	0.11%	3.62%
Post-Liquidation (shares were sold)	-19.08%	1.43%	4.09%
Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	-38.26%	-0.28%	4.55%
Post-Liquidation (shares were sold)	-22.21%	1.18%	5.04%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the 2/28/08 prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 13

Schwab Total Stock Market Index Fund®

The Schwab Total Stock Market Index Fund Investor Shares returned -35.85% during the period, compared to the benchmark Dow Jones Wilshire 5000 Composite Index, which returned -36.43%. The Dow Jones Wilshire 5000 Composite Index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. From a sector perspective, Financials and Consumer Discretionary detracted from performance, down -44.94% and -41.97%, respectively. Relatively better performing sectors during the period were Consumer Staples and Health Care, down -11.24% and -23.77%, respectively. Better performing securities in the fund included Wal-Mart Stores, Inc. and Genentech, Inc., while General Electric Co. and Citigroup, Inc. detracted from performance.

As of 10/31/08:
 Style Assessment1

 Statistics

Number of Holdings	2,447
Weighted Average
Market Cap

($ x 1,000,000)	$64,944

Price/Earnings Ratio (P/E)	17.6

Price/Book Ratio (P/B)	1.8

Portfolio Turnover Rate	1%

 Sector Weightings % of Investments

Financials	16.5%

Information Technology	15.8%

Health Care	13.1%

Energy	11.8%

Consumer Staples	11.5%

Industrials	11.0%

Consumer Discretionary	9.7%

Utilities	3.7%

Materials	3.5%

Telecommunication Services	2.8%

Other	0.6%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.4%

Wal-Mart Stores, Inc.	1.9%

Microsoft Corp.	1.8%

The Procter & Gamble Co.	1.7%

General Electric Co.	1.6%
Berkshire Hathaway, Inc.,

Class A	1.5%

Johnson & Johnson	1.5%

AT&T, Inc.	1.4%

Chevron Corp.	1.3%

JPMorgan Chase & Co.	1.2%

Total	17.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

“Dow Jones”, “Wilshire”, “The DJW 5000SM”, “The Dow Jones Wilshire 5000SM” and “The Dow Jones Wilshire 5000 Composite IndexSM” are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorp rated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)	-35.85%	0.68%	-0.72%
Select Shares (6/1/99)	-35.76%	0.84%	-0.57%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	-36.43%	0.81%	-0.61%
Fund Category: Morningstar Large-Cap Blend	-37.22%	-0.29%	-0.82%

Fund Expense Ratios3: Investor Shares: 0.52% / Select Shares: 0.37%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)
Pre-Liquidation (still own shares)	-36.00%	0.41%	-0.99%
Post-Liquidation (shares were sold)	-22.97%	0.56%	-0.70%
Select Shares® (6/1/99)
Pre-Liquidation (still own shares)	-35.92%	0.49%	-0.91%
Post-Liquidation (shares were sold)	-22.87%	0.63%	-0.62%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-35.44%	-0.36%	n/a
Post-Liquidation (shares were sold)	-21.39%	0.37%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the 2/28/08 prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 15

Schwab International Index Fund®

The Schwab International Index Fund Investor Shares returned -45.09% during the period, compared to the benchmark Schwab International Index, which returned -45.43%. The Schwab International Index is comprised of 350 companies encompassing 21 developed countries. From a country perspective, all major countries represented in the fund were down across the board. The U.K. was down -45.13%, while France was down -45.19%. Better performing securities in the fund included Volkswagen Ag. and Tokyo Electric Power, while Royal Bank of Scotland and Vodafone Group detracted from performance.

As of 10/31/08:

 Style Assessment1

 Country Weightings % of Investments

United Kingdom	20.5%

Japan	18.2%

France	11.0%

Germany	9.0%

Switzerland	8.7%

Canada	6.5%

Australia	4.9%

Spain	4.6%

Italy	3.3%

Netherlands	2.6%

Other Countries	10.7%

Total	100.0%

 Statistics

Number of Holdings	354
Weighted Average
Market Cap

($ x 1,000,000)	$52,081

Price/Earnings Ratio (P/E)	8.5

Price/Book Ratio (P/B)	1.3

Portfolio Turnover Rate	11%

 Sector Weightings % of Investments

Financials	24.7%

Energy	11.0%

Health Care	9.7%

Consumer Staples	9.6%

Consumer Discretionary	8.0%

Materials	7.5%

Utilities	7.3%

Industrials	7.3%

Telecommunication Services	7.2%

Information Technology	4.5%

Other	3.2%

Total	100.0%

 Top Holdings % of Net Assets2

BP plc	2.2%

Nestle S.A. - Reg’d	2.1%

HSBC Holdings plc	2.1%

Novartis AG - Reg’d	1.9%

iShares MSCI EAFE Index Fund	1.9%

Total S.A.	1.9%

Roche Holding AG	1.5%

Toyota Motor Corp.	1.5%

Vodafone Group plc	1.5%

GlaxoSmithKline plc	1.4%

Total	18.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (9/9/93)	-45.09%	3.96%	1.50%
Select Shares (5/19/97)	-45.02%	4.14%	1.65%
Benchmark: Schwab International Index®	-45.43%	4.13%	1.93%
Fund Category: Morningstar Foreign Large-Cap Blend	-47.61%	2.93%	1.56%

Fund Expense Ratios3: Investor Shares: 0.69% / Select Shares: Net 0.50%; Gross 0.54%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (9/9/93)
Pre-Liquidation (still own shares)	-45.26%	3.46%	1.00%
Post-Liquidation (shares were sold)	-28.84%	3.30%	1.10%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-45.21%	3.59%	1.10%
Post-Liquidation (shares were sold)	-28.75%	3.44%	1.20%
Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	-47.56%	2.14%	0.58%
Post-Liquidation (shares were sold)	-28.91%	2.77%	1.22%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the 2/28/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2008 and held through October 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/08	at 10/31/08	5/1/08 - 10/31/08

Schwab S&P 500 Index Fund
Investor Shares
Actual Return	0.36%	$1,000	$709.10	$1.55
Hypothetical 5% Return	0.36%	$1,000	$1,023.33	$1.83
Select Shares®
Actual Return	0.19%	$1,000	$710.00	$0.82
Hypothetical 5% Return	0.19%	$1,000	$1,024.18	$0.97
e.Shares®
Actual Return	0.21%	$1,000	$710.00	$0.90
Hypothetical 5% Return	0.21%	$1,000	$1,024.08	$1.07

Institutional Select® S&P 500 Fund
Actual Return	0.10%	$1,000	$708.20	$0.43
Hypothetical 5% Return	0.10%	$1,000	$1,024.63	$0.51

Schwab 1000 Index Fund®
Investor Shares
Actual Return	0.49%	$1,000	$703.50	$2.10
Hypothetical 5% Return	0.49%	$1,000	$1,022.67	$2.49
Select Shares
Actual Return	0.34%	$1,000	$704.20	$1.46
Hypothetical 5% Return	0.34%	$1,000	$1,023.43	$1.73

Schwab Small-Cap Index Fund®
Investor Shares
Actual Return	0.56%	$1,000	$732.00	$2.44
Hypothetical 5% Return	0.56%	$1,000	$1,022.32	$2.85
Select Shares
Actual Return	0.41%	$1,000	$732.80	$1.79
Hypothetical 5% Return	0.41%	$1,000	$1,023.08	$2.08

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

18 Schwab Equity Index Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/08	at 10/31/08	5/1/08 - 10/31/08

Schwab Total Stock Market Index Fund®
Investor Shares
Actual Return	0.53%	$1,000	$710.20	$2.28
Hypothetical 5% Return	0.53%	$1,000	$1,022.47	$2.69
Select Shares
Actual Return	0.38%	$1,000	$710.80	$1.63
Hypothetical 5% Return	0.38%	$1,000	$1,023.23	$1.93

Schwab International Index Fund®
Investor Shares
Actual Return	0.68%	$1,000	$603.70	$2.74
Hypothetical 5% Return	0.68%	$1,000	$1,021.72	$3.46
Select Shares
Actual Return	0.50%	$1,000	$603.90	$2.02
Hypothetical 5% Return	0.50%	$1,000	$1,022.62	$2.54

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

Schwab Equity Index Funds 19

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	24.17	21.47	18.79	17.61	16.36

Income (loss) from investment operations:
Net investment income (loss)	0.40	0.38	0.34	0.34	0.23
Net realized and unrealized gains (losses)	(8.98)	2.65	2.64	1.14	1.23

Total from investment operations	(8.58)	3.03	2.98	1.48	1.46
Less distributions:
Distributions from net investment income	(0.38)	(0.33)	(0.30)	(0.30)	(0.21)

Net asset value at end of period	15.21	24.17	21.47	18.79	17.61

Total return (%)	(36.02)	14.29	16.03	8.44	9.03

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36	0.35	0.36	0.37	0.37
Gross operating expenses	0.36	0.35	0.36	0.40	0.45
Net investment income (loss)	1.89	1.60	1.57	1.74	1.35
Portfolio turnover rate	3	2	3	4	3
Net assets, end of period ($ x 1,000,000)	2,369	3,948	3,685	3,666	3,849

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	24.28	21.56	18.88	17.68	16.41

Income (loss) from investment operations:
Net investment income (loss)	0.44	0.41	0.37	0.36	0.26
Net realized and unrealized gains (losses)	(9.02)	2.68	2.65	1.16	1.24

Total from investment operations	(8.58)	3.09	3.02	1.52	1.50
Less distributions:
Distributions from net investment income	(0.42)	(0.37)	(0.34)	(0.32)	(0.23)

Net asset value at end of period	15.28	24.28	21.56	18.88	17.68

Total return (%)	(35.92)	14.50	16.18	8.66	9.25

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.21	0.20	0.21	0.25	0.30
Net investment income (loss)	2.06	1.78	1.74	1.92	1.53
Portfolio turnover rate	3	2	3	4	3
Net assets, end of period ($ x 1,000,000)	2,598	4,345	4,038	3,938	4,119

20 See financial notes

 Schwab S&P 500 Index Fund

Financial Highlights continued

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
e.Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	24.20	21.50	18.81	17.62	16.37

Income (loss) from investment operations:
Net investment income (loss)	0.39	0.40	0.35	0.39	0.26
Net realized and unrealized gains (losses)	(8.95)	2.67	2.67	1.11	1.21

Total from investment operations	(8.56)	3.07	3.02	1.50	1.47
Less distributions:
Distributions from net investment income	(0.41)	(0.37)	(0.33)	(0.31)	(0.22)

Net asset value at end of period	15.23	24.20	21.50	18.81	17.62

Total return (%)	(35.92)	14.44	16.25	8.58	9.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	0.20	0.21	0.24	0.28
Gross operating expenses	0.21	0.20	0.21	0.25	0.30
Net investment income (loss)	2.05	1.76	1.72	1.88	1.44
Portfolio turnover rate	3	2	3	4	3
Net assets, end of period ($ x 1,000,000)	186	274	241	220	249

See financial notes 21

 Schwab S&P 500 Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Common Stock	4,886,488	5,099,555
0.1%	Foreign Common Stock	4,838	2,881
0.9%	Short-Term Investments	45,405	45,405

99.9%	Total Investments	4,936,731	5,147,841
0.1%	Other Assets and Liabilities, Net		5,761

100.0%	Net Assets		5,153,602

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.9% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	15,464

Banks 3.4%
U.S. Bancorp	1,059,232	0.6	31,576
Wells Fargo & Co.	2,061,376	1.3	70,190
Other Securities		1.5	72,780

		3.4	174,546

Capital Goods 8.0%
3M Co.	427,761	0.5	27,505
General Electric Co.	6,340,787	2.4	123,709
The Boeing Co.	455,250	0.5	23,796
United Technologies Corp.	590,494	0.6	32,454
Other Securities		4.0	207,435

		8.0	414,899

Commercial & Professional Supplies 0.5%
Other Securities		0.5	25,189

Consumer Durables & Apparel 1.0%
Other Securities		1.0	50,084

Consumer Services 1.6%
McDonald’s Corp.	694,901	0.8	40,256
Other Securities		0.8	40,704

		1.6	80,960

Diversified Financials 7.8%
Bank of America Corp.	2,963,131	1.4	71,619
Citigroup, Inc.	3,294,543	0.9	44,971
JPMorgan Chase & Co.	2,298,616	1.8	94,818
The Charles Schwab Corp. (b)	605,596	0.2	11,579
The Goldman Sachs Group, Inc.	271,017	0.5	25,069
Other Securities		3.0	153,290

		7.8	401,346

Energy 12.9%
Chevron Corp.	1,250,719	1.8	93,304
ConocoPhillips	920,904	0.9	47,905
Exxon Mobil Corp.	3,146,231	4.5	233,199
Occidental Petroleum Corp.	508,744	0.6	28,256
Schlumberger Ltd.	728,459	0.7	37,625
Other Securities		4.4	227,069

		12.9	667,358

Food & Staples Retailing 3.1%
CVS Caremark Corp.	866,000	0.5	26,543
Wal-Mart Stores, Inc.	1,367,893	1.5	76,342
Other Securities		1.1	59,057

		3.1	161,942

Food, Beverage & Tobacco 6.4%
Anheuser-Busch Cos., Inc.	432,408	0.5	26,822
Kraft Foods, Inc., Class A	882,400	0.5	25,713
PepsiCo, Inc.	951,078	1.1	54,221
Philip Morris International, Inc.	1,251,889	1.1	54,420
The Coca-Cola Co.	1,195,807	1.0	52,687
Other Securities		2.2	115,850

		6.4	329,713

Health Care Equipment & Services 4.2%
Medtronic, Inc.	682,296	0.5	27,517
Other Securities		3.7	188,237

		4.2	215,754

Household & Personal Products 3.2%
The Procter & Gamble Co.	1,841,670	2.3	118,861

22 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.9	48,879

		3.2	167,740

Insurance 2.4%
Other Securities		2.4	123,850

Materials 3.1%
Monsanto Co.	334,976	0.6	29,806
Other Securities		2.5	129,650

		3.1	159,456

Media 2.5%
Comcast Corp., Class A	1,781,208	0.6	28,072
The Walt Disney Co.	1,148,676	0.6	29,751
Other Securities		1.3	73,165

		2.5	130,988

Pharmaceuticals & Biotechnology 9.6%
Abbott Laboratories	934,375	1.0	51,531
Amgen, Inc. *	651,918	0.8	39,043
Bristol-Myers Squibb Co.	1,196,028	0.5	24,578
Gilead Sciences, Inc. *	559,944	0.5	25,673
Johnson & Johnson	1,697,295	2.0	104,112
Merck & Co., Inc.	1,310,407	0.8	40,557
Pfizer, Inc.	4,089,357	1.4	72,423
Wyeth	813,082	0.5	26,165
Other Securities		2.1	108,544

		9.6	492,626

Real Estate 1.0%
Other Securities		1.0	50,885

Retailing 2.8%
The Home Depot, Inc.	1,043,282	0.5	24,611
Other Securities		2.3	120,426

		2.8	145,037

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	3,463,566	1.1	55,417
Other Securities		1.2	61,153

		2.3	116,570

Software & Services 6.1%
Google, Inc., Class A *	141,971	1.0	51,019
Microsoft Corp.	4,771,263	2.1	106,542
Oracle Corp. *	2,400,471	0.9	43,905
Other Securities		2.1	110,937

		6.1	312,403

Technology Hardware & Equipment 7.4%
Apple, Inc. *	535,625	1.1	57,628
Cisco Systems, Inc. *	3,601,398	1.3	63,997
Hewlett-Packard Co.	1,494,758	1.1	57,219
International Business Machines Corp.	823,847	1.5	76,593
QUALCOMM, Inc.	984,858	0.7	37,681
Other Securities		1.7	86,898

		7.4	380,016

Telecommunication Services 3.3%
AT&T, Inc.	3,571,712	1.9	95,615
Verizon Communications, Inc.	1,751,251	1.0	51,960
Other Securities		0.4	22,664

		3.3	170,239

Transportation 2.3%
United Parcel Service, Inc., Class B	617,110	0.6	32,571
Other Securities		1.7	87,917

		2.3	120,488

Utilities 3.7%
Other Securities		3.7	192,002

Total Common Stock (Cost $4,886,488)			5,099,555

Foreign Common Stock 0.1% of net assets

Bermuda 0.1%

Diversified Financials 0.1%
Other Securities		0.1	2,881

Total Foreign Common Stock (Cost $4,838)			2,881

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.9% of net assets

Commercial Paper & Other Obligations 0.8%
Citibank, London Time Deposit,
0.56% , 11/03/08	40,140	0.8	40,140

U.S. Treasury Obligations 0.1%
Other Securities		0.1	5,265

Total Short-Term Investments (Cost $45,405)			45,405

End of Investments.

See financial notes 23

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $4,978,254 and the unrealized appreciation and depreciation were $1,427,322 and ($1,257,735), respectively, with a net unrealized appreciation of $169,587.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see the complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser.

In addition to the above, the fund held the following at
10/31/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/19/08	950	45,947	3,345

24 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $4,936,731)		$5,147,841
Receivables:
Investments sold		192
Fund shares sold		9,259
Dividends		7,607
Due from brokers for futures		276
Income from securities on loan		253
Interest		1
Prepaid expenses	+	42

Total assets		5,165,471

Liabilities
Payables:
Investments bought		2,450
Investment advisers and administrator fees		38
Transfer agent and shareholder services fees		58
Fund shares redeemed		9,069
Accrued expenses	+	254

Total liabilities		11,869

Net Assets
Total assets		5,165,471
Total liabilities	−	11,869

Net assets		$5,153,602
Net Assets by Source
Capital received from investors		5,715,610
Net investment income not yet distributed		110,051
Net realized capital losses		(886,514)
Net unrealized capital gains		214,455

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$2,368,901		155,714		$15.21
Select Shares	$2,598,362		170,048		$15.28
e.Shares	$186,339		12,235		$15.23

See financial notes 25

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (including $129 from affiliated issuer and net of foreign withholding tax of $3)		$158,564
Interest		165
Securities on loan	+	2,038

Total investment income		160,767

Net Realized Gains and Losses
Net realized losses on investments		(47,035)
Net realized losses on foreign currency transactions		(1)
Net realized losses on futures contracts	+	(1,851)

Net realized losses		(48,887)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(3,053,607)
Net unrealized gains on futures contracts	+	3,283

Net unrealized losses		(3,050,324)

Expenses
Investment Advisor and administrator fees		6,515
Transfer agent and shareholder service fees:
Investor Shares		8,209
Select Shares		3,637
e.Shares		223
Shareholder reports		325
Portfolio accounting fees		188
Custodian fees		153
Registration fees		109
Professional fees		72
Trustees’ fees		65
Interest expense		36
Other expenses	+	154

Total expenses		19,686
Expense reduction by adviser and Schwab	−	593

Net expenses		19,093

Increase (Decrease) in Net Assets from Operations
Total investment income		160,767
Net expenses	−	19,093

Net investment income		141,674
Net realized losses		(48,887)
Net unrealized losses	+	(3,050,324)

Decrease in net assets from operations		($2,957,537)

26 See financial notes

 Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$141,674	$141,261
Net realized gains (losses)		(48,887)	70,980
Net unrealized gains (losses)	+	(3,050,324)	902,116

Increase (Decrease) in net assets from operations		(2,957,537)	1,114,357

Distributions to Shareholders
Distributions from net investment income
Investor Shares		61,410	57,248
Select Shares		74,254	68,517
e.Shares	+	4,519	4,038

Total distributions from net investment income		$140,183	$129,803

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		20,489	$401,669	20,611	$464,893
Select Shares		23,870	470,078	25,425	576,994
e.Shares	+	4,609	79,000	2,827	63,881

Total shares sold		48,968	$950,747	48,863	$1,105,768

Shares Reinvested
Investor Shares		2,585	$58,820	2,499	$54,840
Select Shares		2,885	65,826	2,752	60,597
e.Shares	+	181	4,127	169	3,715

Total shares reinvested		5,651	$128,773	5,420	$119,152

Shares Redeemed
Investor Shares		(30,693)	($612,594)	(31,408)	($714,160)
Select Shares		(35,683)	(704,340)	(36,485)	(827,901)
e.Shares	+	(3,896)	(78,278)	(2,880)	(65,195)

Total shares redeemed		(70,272)	($1,395,212)	(70,773)	($1,607,256)

Net transactions in fund shares		(15,653)	($315,692)	(16,490)	($382,336)

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		353,650	$8,567,014	370,140	$7,964,796
Total increase or decrease	+	(15,653)	(3,413,412)	(16,490)	602,218

End of period		337,997	$5,153,602	353,650	$8,567,014

Net investment income not yet distributed			$110,051		$111,174

See financial notes 27

Schwab Institutional Select® S&P 500 Fund

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	12.39	10.99	9.57	8.95	8.30

Income (loss) from investment operations:
Net investment income (loss)	0.21	0.21	0.16	0.15	0.13
Net realized and unrealized gains (losses)	(4.60)	1.36	1.39	0.62	0.64

Total from investment operations	(4.39)	1.57	1.55	0.77	0.77
Less distributions:
Distributions from net investment income	(0.21)	(0.17)	(0.13)	(0.15)	(0.12)

Net asset value at end of period	7.79	12.39	10.99	9.57	8.95

Total return (%)	(36.00)	14.43	16.39	8.64	9.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	0.10	0.10	0.10	0.15
Gross operating expenses	0.22	0.22	0.28	0.33	0.35
Net investment income (loss)	2.17	1.89	1.84	1.82	1.56
Portfolio turnover rate	1	1	2	3	3
Net assets, end of period ($ x 1,000,000)	2,385	3,103	2,080	1,246	348

28 See financial notes

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as Other Securities in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.8%	Common Stock	2,967,032	2,306,982
3.1%	Short-Term Investments	74,377	74,377

99.9%	Total Investments	3,041,409	2,381,359
0.1%	Other Assets and Liabilities, Net		3,326

100.0%	Net Assets		2,384,685

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 96.8% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	7,055

Banks 3.3%
U.S. Bancorp	470,348	0.6	14,021
Wells Fargo & Co.	899,513	1.3	30,628
Other Securities		1.4	33,051

		3.3	77,700

Capital Goods 7.8%
3M Co.	191,578	0.5	12,318
General Electric Co.	2,854,825	2.3	55,698
United Technologies Corp.	264,366	0.6	14,530
Other Securities		4.4	103,900

		7.8	186,446

Commercial & Professional Supplies 0.5%
Other Securities		0.5	11,404

Consumer Durables & Apparel 1.0%
Other Securities		1.0	23,043

Consumer Services 1.5%
McDonald’s Corp.	312,117	0.8	18,081
Other Securities		0.7	18,422

		1.5	36,503

Diversified Financials 7.7%
Bank of America Corp.	1,361,330	1.4	32,903
Citigroup, Inc.	1,471,861	0.9	20,091
JPMorgan Chase & Co.	1,001,935	1.7	41,330
The Charles Schwab Corp. (b)	261,345	0.2	4,997
The Goldman Sachs Group, Inc.	119,606	0.5	11,064
Other Securities		3.0	71,886

		7.7	182,271

Energy 12.7%
Chevron Corp.	564,193	1.8	42,089
ConocoPhillips	414,250	0.9	21,549
Exxon Mobil Corp.	1,417,381	4.4	105,056
Occidental Petroleum Corp.	223,126	0.5	12,392
Schlumberger Ltd.	325,080	0.7	16,790
Other Securities		4.4	104,706

		12.7	302,582

Food & Staples Retailing 3.0%
CVS Caremark Corp.	383,388	0.5	11,751
Wal-Mart Stores, Inc.	613,519	1.4	34,240
Other Securities		1.1	26,167

		3.0	72,158

Food, Beverage & Tobacco 6.3%
Altria Group, Inc.	551,902	0.4	10,591
Anheuser-Busch Cos., Inc.	193,045	0.5	11,975
Kraft Foods, Inc., Class A	407,539	0.5	11,876
PepsiCo, Inc.	424,966	1.0	24,227
Philip Morris International, Inc.	561,602	1.0	24,413
The Coca-Cola Co.	539,646	1.0	23,777
Other Securities		1.9	42,690

		6.3	149,549

Health Care Equipment & Services 4.1%
Medtronic, Inc.	304,243	0.5	12,270
Other Securities		3.6	86,536

		4.1	98,806

Household & Personal Products 3.2%
The Procter & Gamble Co.	829,841	2.3	53,558
Other Securities		0.9	21,717

		3.2	75,275

See financial notes 29

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Insurance 2.4%
Other Securities		2.4	56,914

Materials 3.0%
Monsanto Co.	147,970	0.6	13,166
Other Securities		2.4	58,759

		3.0	71,925

Media 2.5%
Comcast Corp., Class A	785,952	0.5	12,387
The Walt Disney Co.	513,354	0.6	13,296
Other Securities		1.4	33,301

		2.5	58,984

Pharmaceuticals & Biotechnology 9.3%
Abbott Laboratories	420,281	1.0	23,178
Amgen, Inc. *	293,331	0.7	17,568
Bristol-Myers Squibb Co.	539,011	0.5	11,077
Gilead Sciences, Inc. *	245,721	0.5	11,266
Johnson & Johnson	765,447	2.0	46,952
Merck & Co., Inc.	583,486	0.8	18,059
Pfizer, Inc.	1,836,686	1.4	32,528
Wyeth	357,982	0.5	11,520
Other Securities		1.9	49,592

		9.3	221,740

Real Estate 1.0%
Other Securities		1.0	24,569

Retailing 2.7%
The Home Depot, Inc.	466,012	0.5	10,993
Other Securities		2.2	54,224

		2.7	65,217

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	1,548,489	1.0	24,776
Other Securities		1.2	28,359

		2.2	53,135

Software & Services 5.9%
Google, Inc., Class A *	64,600	1.0	23,215
Microsoft Corp.	2,149,703	2.0	48,003
Oracle Corp. *	1,077,006	0.8	19,698
Other Securities		2.1	49,985

		5.9	140,901

Technology Hardware & Equipment 7.2%
Apple, Inc. *	240,305	1.1	25,854
Cisco Systems, Inc. *	1,623,530	1.2	28,850
Hewlett-Packard Co.	673,205	1.1	25,770
International Business Machines Corp.	371,383	1.5	34,528
QUALCOMM, Inc.	442,527	0.7	16,931
Other Securities		1.6	40,037

		7.2	171,970

Telecommunication Services 3.2%
AT&T, Inc.	1,611,145	1.8	43,130
Verizon Communications, Inc.	788,490	1.0	23,395
Other Securities		0.4	10,523

		3.2	77,048

Transportation 2.3%
United Parcel Service, Inc., Class B	273,338	0.6	14,427
Other Securities		1.7	40,372

		2.3	54,799

Utilities 3.7%
Other Securities		3.7	86,988

Total Common Stock (Cost $2,967,032)			2,306,982

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 3.1% of net assets

Commercial Paper & Other Obligations 2.8%
Citibank, London Time Deposit
0.56% , 11/03/08	66,438	2.8	66,438

U.S. Treasury Obligations 0.3%
Other Securities		0.3	7,939

Total Short-Term Investment (Cost $74,377)			74,377

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $3,055,237, and the unrealized appreciation and depreciation were $119,828 and ($793,706), respectively, with a net unrealized depreciation of ($673,878).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser.

30 See financial notes

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long expires 12/19/08	1,425	68,920	(6,483)

See financial notes 31

 Schwab Institutional Select S&P 500 Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $3,041,409)		$2,381,359
Receivables:
Investments sold		115
Fund shares sold		10,048
Dividends		3,345
Due from brokers for futures		413
Income from securities on loan		222
Interest		1
Prepaid expenses	+	19

Total assets		2,395,522

Liabilities
Payables:
Investments bought		9,088
Transfer agent and shareholder services fees		13
Fund shares redeemed		1,664
Accrued expenses	+	72

Total liabilities		10,837

Net Assets
Total assets		2,395,522
Total liabilities	−	10,837

Net assets		$2,384,685
Net Assets by Source
Capital received from investors		3,135,974
Net investment income not yet distributed		50,399
Net realized capital losses		(135,155)
Net unrealized capital losses		(666,533)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,384,685		305,935		$7.79

32 See financial notes

 Schwab Institutional Select S&P 500 Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (including $50 from affiliated issuer and net of foreign withholding tax of $2 )		$62,739
Interest		1,689
Securities on loan	+	1,578

Total investment income		66,006

Net Realized Gains and Losses
Net realized losses on investments		(69,425)
Net realized losses on futures contracts	+	(16,552)

Net realized losses		(85,977)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(1,199,800)
Net unrealized losses on futures contracts	+	(6,848)

Net unrealized losses		(1,206,648)

Expenses
Investment adviser and administrator fees		2,919
Transfer agent and shareholder service fees		2,910
Registration fees		223
Portfolio accounting fees		103
Custodian fees		80
Professional fees		40
Shareholder reports		51
Trustees’ fees		30
Interest expense		1
Other expenses	+	41

Total expenses		6,398
Expense reduction by adviser and Schwab	−	3,488

Net expenses		2,910

Increase (Decrease) in Net Assets from Operations
Total investment income		66,006
Net expenses	−	2,910

Net investment income		63,096
Net realized losses		(85,977)
Net unrealized losses	+	(1,206,648)

Decrease in net assets from operations		($1,229,529)

See financial notes 33

 Schwab Institutional Select S&P 500 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$63,096	$50,100
Net realized gains (losses)		(85,977)	11,183
Net unrealized gains (losses)	+	(1,206,648)	294,913

Increase (Decrease) in net assets from operations		(1,229,529)	356,196

Distributions to Shareholders
Distributions from net investment income		$53,061	$32,922

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		135,006	$1,356,798	89,179	$1,028,140
Shares Reinvested		4,137	48,190	2,614	29,386
Shares Redeemed	+	(83,668)	(840,651)	(30,703)	(358,242)

Net transactions in fund shares		55,475	$564,337	61,090	$699,284

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		250,460	$3,102,938	189,370	$2,080,380
Total increase or decrease	+	55,475	(718,253)	61,090	1,022,558

End of period		305,935	$2,384,685	250,460	$3,102,938

Net investment income not yet distributed			$50,399		$41,397

34 See financial notes

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-		11/1/05-		11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07		10/31/06		10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	45.81	40.40		35.31		32.54	30.25

Income (loss) from investment operations:
Net investment income (loss)	0.66 [1]	0.60	[1]	0.50	[1]	0.55	0.37
Net realized and unrealized gains (losses)	(17.13)[1]	5.33	[1]	5.05	[1]	2.70	2.26

Total from investment operations	(16.47)	5.93		5.55		3.25	2.63
Less distributions:
Distributions from net investment income	(0.62)	(0.52)		(0.46)		(0.48)	(0.34)
Distributions from net realized gains	(0.03)	—		—		—	—

Total distributions	(0.65)	(0.52)		(0.46)		(0.48)	(0.34)

Net asset value at end of period	28.69	45.81		40.40		35.31	32.54

Total return (%)	(36.43)	14.81		15.84		10.04	8.78

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.48		0.49		0.50	0.50
Gross operating expenses	0.49	0.48		0.49		0.50	0.50
Net investment income (loss)	1.68	1.39		1.34		1.49	1.15
Portfolio turnover rate	4	6		5		6	5
Net assets, end of period ($ x 1,000,000)	2,260	3,974		3,918		4,166	4,258

	11/1/07-	11/1/06-		11/1/05-		11/1/04-	11/1/03-
Select Shares	10/31/08	10/31/07		10/31/06		10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	45.84	40.43		35.34		32.56	30.27

Income (loss) from investment operations:
Net investment income (loss)	0.71 [1]	0.66	[1]	0.56	[1]	0.56	0.42
Net realized and unrealized gains (losses)	(17.12)[1]	5.34	[1]	5.04	[1]	2.74	2.25

Total from investment operations	(16.41)	6.00		5.60		3.30	2.67
Less distributions:
Distributions from net investment income	(0.69)	(0.59)		(0.51)		(0.52)	(0.38)
Distributions from net realized gains	(0.03)	—		—		—	—

Total distributions	(0.72)	(0.59)		(0.51)		(0.52)	(0.38)

Net asset value at end of period	28.71	45.84		40.43		35.34	32.56

Total return (%)	(36.33)	14.98		16.01		10.21	8.90

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.34	0.33		0.34		0.35	0.35
Gross operating expenses	0.34	0.33		0.34		0.35	0.35
Net investment income (loss)	1.83	1.54		1.48		1.63	1.30
Portfolio turnover rate	4	6		5		6	5
Net assets, end of period ($ x 1,000,000)	2,021	3,311		2,924		2,328	2,138

1 Calculated based on the average shares outstanding during the period.

See financial notes 35

 Schwab 1000 Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.4%	Common Stock	2,713,493	4,254,930
0.1%	Foreign Common Stock	7,106	5,102
0.4%	Short-Term Investments	15,704	15,704

99.9%	Total Investments	2,736,303	4,275,736
0.1%	Other Assets and Liabilities, Net		5,250

100.0%	Net Assets		4,280,986

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.4% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	14,295

Banks 3.4%
U.S. Bancorp	788,855	0.6	23,516
Wells Fargo & Co.	1,487,896	1.2	50,663
Other Securities		1.6	70,089

		3.4	144,268

Capital Goods 7.9%
3M Co.	314,034	0.5	20,192
General Electric Co.	4,457,422	2.0	86,964
United Technologies Corp.	446,863	0.6	24,560
Other Securities		4.8	206,651

		7.9	338,367

Commercial & Professional Supplies 0.8%
Other Securities		0.8	33,143

Consumer Durables & Apparel 1.0%
Other Securities		1.0	44,872

Consumer Services 1.7%
McDonald’s Corp.	513,736	0.7	29,761
Other Securities		1.0	40,901

		1.7	70,662

Diversified Financials 7.0%
Bank of America Corp.	2,150,393	1.2	51,975
Citigroup, Inc.	2,411,662	0.8	32,919
JPMorgan Chase & Co.	1,635,528	1.6	67,466
The Charles Schwab Corp. (b)	427,315	0.2	8,170
The Goldman Sachs Group, Inc.	192,532	0.4	17,809
Other Securities		2.8	121,531

		7.0	299,870

Energy 12.9%
Chevron Corp.	930,477	1.6	69,414
ConocoPhillips	686,166	0.9	35,694
Exxon Mobil Corp.	2,341,322	4.1	173,539
Occidental Petroleum Corp.	363,616	0.5	20,195
Schlumberger Ltd.	531,306	0.7	27,442
Other Securities		5.1	225,998

		12.9	552,282

Food & Staples Retailing 2.8%
CVS Caremark Corp.	641,161	0.4	19,652
Wal-Mart Stores, Inc.	1,031,177	1.3	57,550
Other Securities		1.1	44,724

		2.8	121,926

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	935,715	0.4	17,956
Anheuser-Busch Cos., Inc.	325,266	0.5	20,176
Kraft Foods, Inc., Class A	661,464	0.5	19,275
PepsiCo, Inc.	712,387	1.0	40,613
Philip Morris International, Inc.	920,915	0.9	40,032
The Coca-Cola Co.	882,204	0.9	38,870
Other Securities		1.6	69,859

		5.8	246,781

Health Care Equipment & Services 4.3%
Medtronic, Inc.	506,018	0.5	20,408
Other Securities		3.8	163,431

		4.3	183,839

36 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Household & Personal Products 3.0%
The Procter & Gamble Co.	1,365,819	2.1	88,150
Other Securities		0.9	42,037

		3.0	130,187

Insurance 3.6%
Berkshire Hathaway, Inc., Class A *	288	0.8	33,261
Other Securities		2.8	120,597

		3.6	153,858

Materials 3.5%
Monsanto Co.	244,034	0.5	21,714
Other Securities		3.0	126,629

		3.5	148,343

Media 2.6%
Comcast Corp., Class A	1,296,253	0.5	20,429
The Walt Disney Co.	856,002	0.5	22,170
Other Securities		1.6	69,113

		2.6	111,712

Pharmaceuticals & Biotechnology 9.4%
Abbott Laboratories	683,646	0.9	37,703
Amgen, Inc. *	484,560	0.7	29,020
Bristol-Myers Squibb Co.	865,539	0.4	17,787
Gilead Sciences, Inc. *	411,012	0.5	18,845
Johnson & Johnson	1,267,217	1.8	77,731
Merck & Co., Inc.	954,285	0.7	29,535
Pfizer, Inc.	2,991,310	1.3	52,976
Wyeth	599,283	0.5	19,285
Other Securities		2.6	117,522

		9.4	400,404

Real Estate 1.7%
Other Securities		1.7	71,422

Retailing 2.9%
The Home Depot, Inc.	772,065	0.4	18,213
Other Securities		2.5	106,780

		2.9	124,993

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	2,502,630	0.9	40,042
Other Securities		1.3	53,480

		2.2	93,522

Software & Services 6.2%
Google, Inc., Class A *	105,296	0.9	37,839
Microsoft Corp.	3,570,888	1.9	79,738
Oracle Corp. *	1,773,710	0.8	32,441
Other Securities		2.6	115,878

		6.2	265,896

Technology Hardware & Equipment 6.9%
Apple, Inc. *	393,714	1.0	42,360
Cisco Systems, Inc. *	2,624,315	1.1	46,634
Hewlett-Packard Co.	1,117,468	1.0	42,777
International Business Machines Corp.	613,790	1.3	57,064
QUALCOMM, Inc.	733,228	0.7	28,053
Other Securities		1.8	80,484

		6.9	297,372

Telecommunication Services 3.1%
AT&T, Inc.	2,617,527	1.6	70,071
Verizon Communications, Inc.	1,260,537	0.9	37,400
Other Securities		0.6	24,461

		3.1	131,932

Transportation 2.3%
United Parcel Service, Inc., Class B	453,825	0.6	23,953
Other Securities		1.7	76,299

		2.3	100,252

Utilities 4.1%
Other Securities		4.1	174,732

Total Common Stock (Cost $2,713,493)			4,254,930

Foreign Common Stock 0.1% of net assets

Bermuda 0.1%

Capital Goods 0.0%
Other Securities		0.0	1,777

Consumer Services 0.0%
Other Securities		0.0	234

Diversified Financials 0.1%
Other Securities		0.1	3,091

Total Foreign Common Stock (Cost $7,106)		0.1	5,102

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.4% of net assets

Repurchase Agreement 0.3%
Other Securities		0.3	14,065

See financial notes 37

 Schwab 1000 Index Fund

Portfolio Holdings continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

U.S. Treasury Obligations 0.1%
Other Securities		0.1	1,639

Total Short-Term Investment (Cost $15,704)			15,704

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/2008 the tax basis cost of the fund’s investments was $2,706,579 and the unrealized appreciation and depreciation were $1,962,147and ($392,990), respectively, with a net unrealized appreciation of $1,569,157.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser

In addition to the above, the fund held the following at
10/31/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/19/08	275	13,300	387

38 See financial notes

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $2,736,303)		$4,275,736
Cash		138
Receivables:
Dividends		6,337
Fund shares sold		4,244
Income from securities on loan		360
Due from brokers for futures		80
Prepaid expenses	+	36

Total assets		4,286,931

Liabilities
Payables:
Investment adviser and administrator fees		74
Transfer agent and shareholder services fees		58
Fund shares redeemed		5,604
Accrued expenses	+	209

Total liabilities		5,945

Net Assets
Total assets		4,286,931
Total liabilities	−	5,945

Net assets		$4,280,986
Net Assets by Source
Capital received from investors		2,641,836
Net investment income not yet distributed		79,946
Net realized capital gains		19,384
Net unrealized capital gains		1,539,820

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$2,259,616		78,750		$28.69
Select Shares	$2,021,370		70,408		$28.71

See financial notes 39

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (including $95 from affiliated issuer and net of foreign withholding tax of $10)		$128,480
Interest		134
Lending of securities	+	3,174

Total investment income		131,788

Net Realized Gains and Losses
Net realized gains on investments		17,238
Net realized gains on affiliated issuer		63
Net realized losses on futures contracts	+	(1,098)

Net realized gains		16,203

Net Unrealized Gains and Losses
Net unrealized losses on investments		(2,659,074)
Net unrealized gains on futures contracts	+	354

Net unrealized losses		(2,658,720)

Expenses
Investment adviser and administrator fees		13,558
Transfer agent and shareholder service fees:
Investor Shares		8,154
Select Shares		2,823
Shareholder reports		303
Portfolio accounting fees		176
Custodian fees		117
Registration fees		76
Trustees’ fees		73
Professional fees		66
Interest expense		29
Other expenses	+	65

Total expenses		25,440
Custody credit	−	5

Net expenses		25,435

Increase (Decrease) in Net Assets from Operations
Total investment income		131,788
Net expenses	−	25,435

Net investment income		106,353
Net realized gains		16,203
Net unrealized losses	+	(2,658,720)

Decrease in net assets from operations		($2,536,164)

40 See financial notes

 Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$106,353	$102,885
Net realized gains		16,203	313,462
Net unrealized gains (losses)	+	(2,658,720)	563,461

Increase (Decrease) in net assets from operations		(2,536,164)	979,808

Distributions to Shareholders
Distributions from net investment income
Investor Shares		52,859	49,741
Select Shares	+	49,349	42,503

Total distributions from net investment income		102,208	92,244

Distributions from net realized gains
Investor Shares		2,740	—
Select Shares	+	2,293	—

Total distributions from net realized gains		5,033	—

Total distributions		$107,241	$92,244

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		5,772	$217,822	6,398	$273,594
Select Shares	+	10,059	373,493	11,316	486,239

Total shares sold		15,831	$591,315	17,714	$759,833

Shares Reinvested
Investor Shares		1,186	$51,269	1,107	$45,932
Select Shares	+	974	42,080	856	35,483

Total shares reinvested		2,160	$93,349	1,963	$81,415

Shares Redeemed
Investor Shares		(14,962)	($569,361)	(17,729)	($762,521)
Select Shares	+	(12,842)	(476,106)	(12,279)	(522,702)

Total shares redeemed		(27,804)	($1,045,467)	(30,008)	($1,285,223)

Net transactions in fund shares		(9,813)	($360,803)	(10,331)	($443,975)

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		158,971	$7,285,194	169,302	$6,841,605
Total increase or decrease	+	(9,813)	(3,004,208)	(10,331)	443,589

End of period		149,158	$4,280,986	158,971	$7,285,194

Net investment income not yet distributed			$79,946		$80,191

See financial notes 41

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	25.30	25.92	22.31	19.92	18.22

Income (loss) from investment operations:
Net investment income (loss)	0.30 [1]	0.32 [1]	0.23 [1]	0.14	0.13
Net realized and unrealized gains (losses)	(7.88)[1]	2.35 [1]	3.67 [1]	2.38	1.68

Total from investment operations	(7.58)	2.67	3.90	2.52	1.81
Less distributions:
Distributions from net investment income	(0.28)	(0.24)	(0.14)	(0.13)	(0.11)
Distributions from net realized gains	(3.62)	(3.05)	(0.15)	—	—

Total distributions	(3.90)	(3.29)	(0.29)	(0.13)	(0.11)

Net asset value at end of period	13.82	25.30	25.92	22.31	19.92

Total return (%)	(34.60)	11.16	17.62	12.66	9.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.57	0.57	0.57	0.58	0.59
Gross operating expenses	0.57	0.57	0.57	0.58	0.59
Net investment income (loss)	1.62	1.28	0.94	0.57	0.66
Portfolio turnover rate	64	31	29	40	39
Net assets, end of period ($ x 1,000,000)	448	756	771	823	869

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	25.35	25.97	22.36	19.96	18.25

Income (loss) from investment operations:
Net investment income (loss)	0.33 [1]	0.35 [1]	0.27 [1]	0.17	0.17
Net realized and unrealized gains (losses)	(7.89)[1]	2.36 [1]	3.67 [1]	2.39	1.68

Total from investment operations	(7.56)	2.71	3.94	2.56	1.85
Less distributions:
Distributions from net investment income	(0.32)	(0.28)	(0.18)	(0.16)	(0.14)
Distributions from net realized gains	(3.62)	(3.05)	(0.15)	—	—

Total distributions	(3.94)	(3.33)	(0.33)	(0.16)	(0.14)

Net asset value at end of period	13.85	25.35	25.97	22.36	19.96

Total return (%)	(34.48)	11.35	17.78	12.86	10.16

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.42	0.42	0.42	0.41	0.42
Gross operating expenses	0.42	0.42	0.42	0.43	0.44
Net investment income (loss)	1.78	1.43	1.10	0.74	0.82
Portfolio turnover rate	64	31	29	40	39
Net assets, end of period ($ x 1,000,000)	628	969	889	795	761

1 Calculated based on the average shares outstanding during the period.

42 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

93.9%	Common Stock	1,216,052	1,009,483
1.1%	Foreign Common Stock	19,828	12,097
0.0%	Preferred Stock	1,124	356
0.0%	Rights	44	54
4.9%	Short-Term Investments	52,705	52,705

99.9%	Total Investments	1,289,753	1,074,695
0.1%	Other Assets and Liabilities, Net		945

100.0%	Net Assets		1,075,640

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 93.9% of net assets

Automobiles & Components 0.4%
Other Securities		0.4	4,358

Banks 9.2%
BancorpSouth, Inc.	114,368	0.3	2,776
First Horizon National Corp.	316,891	0.3	3,774
First Niagara Financial Group, Inc.	186,136	0.3	2,935
FirstMerit Corp.	119,482	0.3	2,786
NewAlliance Bancshares, Inc.	183,811	0.2	2,537
SVB Financial Group *	56,123	0.3	2,888
UMB Financial Corp.	52,824	0.2	2,394
Westamerica Bancorp.	46,670	0.2	2,672
Other Securities		7.1	75,836

		9.2	98,598

Capital Goods 9.2%
Brady Corp., Class A	81,429	0.2	2,524
CLARCOR, Inc.	84,698	0.3	2,998
Curtiss-Wright Corp.	67,956	0.2	2,508
Teledyne Technologies, Inc. *	61,825	0.3	2,817
Wabtec Corp.	81,150	0.3	3,227
Woodward Governor Co.	94,634	0.3	3,038
Other Securities		7.6	81,450

		9.2	98,562

Commercial & Professional Supplies 4.3%
IKON Office Solutions, Inc.	171,121	0.3	2,948
Waste Connections, Inc. *	123,243	0.4	4,172
Other Securities		3.6	38,996

		4.3	46,116

Consumer Durables & Apparel 2.9%
Jarden Corp. *	138,808	0.2	2,471
Other Securities		2.7	29,080

		2.9	31,551

Consumer Services 3.8%
Other Securities		3.8	40,511

Diversified Financials 2.3%
Other Securities		2.3	24,667

Energy 7.1%
BP Prudhoe Bay Royalty Trust	36,165	0.3	2,983
Comstock Resources, Inc. *	76,926	0.4	3,802
Penn Virginia Corp.	70,378	0.2	2,616
Other Securities		6.2	67,304

		7.1	76,705

Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	83,226	0.2	2,514
Other Securities		0.7	7,173

		0.9	9,687

Food, Beverage & Tobacco 1.9%
Ralcorp Holdings, Inc. *	92,835	0.6	6,283
Other Securities		1.3	14,106

		1.9	20,389

Health Care Equipment & Services 7.1%
Amedisys, Inc. *	42,800	0.2	2,414
Haemonetics Corp. *	42,455	0.2	2,507
Hill-Rom Holdings, Inc.	105,200	0.2	2,394
Immucor, Inc. *	106,154	0.3	2,818
Masimo Corp. *	75,600	0.2	2,418
NuVasive, Inc. *	59,900	0.3	2,821

See financial notes 43

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Owens & Minor, Inc.	69,192	0.3	2,994
Psychiatric Solutions, Inc. *	88,654	0.3	2,951
STERIS Corp.	105,358	0.3	3,586
Other Securities		4.8	51,109

		7.1	76,012

Household & Personal Products 0.4%
Other Securities		0.4	4,541

Insurance 3.0%
ProAssurance Corp. *	54,489	0.3	2,994
Other Securities		2.7	29,413

		3.0	32,407

Materials 3.3%
Other Securities		3.3	34,986

Media 1.1%
Marvel Entertainment, Inc. *	85,830	0.3	2,763
Other Securities		0.8	8,749

		1.1	11,512

Pharmaceuticals & Biotechnology 5.5%
Myriad Genetics, Inc. *	73,365	0.4	4,629
OSI Pharmaceuticals, Inc. *	93,291	0.3	3,540
United Therapeutics Corp. *	37,776	0.3	3,295
Valeant Pharmaceuticals International *	144,686	0.3	2,716
Other Securities		4.2	45,376

		5.5	59,556

Real Estate 5.9%
Healthcare Realty Trust, Inc.	101,281	0.2	2,588
Other Securities		5.7	61,284

		5.9	63,872

Retailing 3.1%
Aeropostale, Inc. *	124,632	0.3	3,017
Other Securities		2.8	30,016

		3.1	33,033

Semiconductors & Semiconductor Equipment 3.5%
Atmel Corp. *	655,000	0.2	2,718
Microsemi Corp. *	126,219	0.3	2,744
Other Securities		3.0	31,993

		3.5	37,455

Software & Services 6.3%
Jack Henry & Associates, Inc.	147,720	0.3	2,808
Other Securities		6.0	64,429

		6.3	67,237

Technology Hardware & Equipment 5.0%
F5 Networks, Inc. *	143,600	0.3	3,564
Foundry Networks, Inc. *	237,924	0.3	3,533
Other Securities		4.4	47,197

		5.0	54,294

Telecommunication Services 0.7%
Other Securities		0.7	7,677

Transportation 2.3%
Other Securities		2.3	24,723

Utilities 4.7%
Nicor, Inc.	76,300	0.3	3,526
Piedmont Natural Gas Co., Inc.	124,077	0.4	4,085
Vectren Corp.	122,517	0.3	3,087
WGL Holdings, Inc.	79,661	0.2	2,564
Other Securities		3.5	37,772

		4.7	51,034

Total Common Stock (Cost $1,216,052)			1,009,483

Foreign Common Stock 1.1% of net assets

Bermuda 1.0%

Capital Goods 0.1%
Other Securities		0.1	1,000

Consumer Durables & Apparel 0.1%
Other Securities		0.1	664

Insurance 0.6%
Other Securities		0.6	7,832

Software & Services 0.1%
Other Securities		0.1	847

Telecommunication Services 0.1%
Other Securities		0.1	604

Transportation 0.0%
Other Securities		0.0	152

Utilities 0.0%
Other Securities		0.0	410

		1.0	11,509

44 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Liberia 0.1%

Transportation 0.1%
Other Securities		0.1	588

Total Foreign Common Stock (Cost $19,828)			12,097

Preferred Stock 0.0% of net assets

Health Care Equipment & Services 0.0%
Other Securities		0.0	356

Total Preferred Stock (Cost $1,124)			356

Rights 0.0% of net assets
Other Securities		0.0	54

Total Rights (Cost $44)			54

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 4.9% of net assets

Commercial Paper & Other Obligations 4.4%
Citibank, London Time Deposit
0.56% , 11/03/08	40,100	3.7	40,100
JP Morgan Chase, London Time Deposit
0.56% , 11/03/08	7,151	0.7	7,151

		4.4	47,251

U.S. Treasury Obligations 0.5%
Other Securities		0.5	5,454

Total Short-Term Investments (Cost $52,705)			52,705

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $1,326,126, and the unrealized appreciation and depreciation were $136,059 and ($387,490), respectively, with a net unrealized depreciation of ($251,431).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.

In addition to the above, the fund held the following at
10/31/2008. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
Russell 2000 Index, e-mini, Long, expires 12/19/08	903	48,446	989

See financial notes 45

 Schwab Small Cap Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $1,289,753)		$1,074,695
Receivables:
Investments sold		953
Fund shares sold		9,510
Due from brokers for futures		1,806
Dividends		1,048
Interest		1
Prepaid expenses	+	9

Total assets		1,088,022

Liabilities
Payables:
Investments bought		11,913
Investment adviser and administrator fees		19
Transfer agent and shareholder services fees		12
Fund shares redeemed		350
Accrued expenses	+	88

Total liabilities		12,382

Net Assets
Total assets		1,088,022
Total liabilities	−	12,382

Net assets		$1,075,640
Net Assets by Source
Capital received from investors		1,316,524
Net investment income not yet distributed		18,705
Net realized capital losses		(45,520)
Net unrealized capital losses		(214,069)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$447,898		32,408		$13.82
Select Shares	$627,742		45,338		$13.85

46 See financial notes

 Schwab Small Cap Index Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $15)		$24,321
Interest		491
Securities on loan	+	7,024

Total investment income		31,836

Net Realized Gains and Losses
Net realized losses on investments		(48,257)
Net realized losses on futures contracts	+	(123)

Net realized losses		(48,380)

Net Unrealized Losses
Net unrealized losses on investments		(541,270)
Net unrealized gains on futures contracts	+	275

Net unrealized losses		(540,995)

Expenses
Investment Advisor and administrator fees		4,307
Transfer agent and shareholder service fees:
Investor Shares		1,523
Select Shares		841
Portfolio accounting fees		84
Shareholder reports		83
Professional fees		49
Registration fees		37
Custodian fees		30
Trustees’ fees		19
Interest Expense		3
Other expenses	+	17

Total expenses		6,993
Expense reduction by adviser and Schwab	−	18

Net expenses		6,975

Increase (Decrease) in Net Assets from Operations
Total investment income		31,836
Net expenses	−	6,975

Net investment income		24,861
Net realized losses		(48,380)
Net unrealized losses	+	(540,995)

Decrease in net assets from operations		($564,514)

See financial notes 47

 Schwab Small Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$24,861	$23,290
Net realized gains (losses)		(48,380)	244,655
Net unrealized losses	+	(540,995)	(86,470)

Increase (Decrease) in net assets from operations		(564,514)	181,475

Distributions to Shareholders
Distributions from net investment income
Investor Shares		8,132	6,876
Select Shares	+	12,287	9,628

Total distributions from net investment income		20,419	16,504

Distributions from net realized gains
Investor Shares		106,591	88,653
Select Shares	+	140,533	104,007

Total distributions from net realized gains		247,124	192,660

Total distributions		$267,543	$209,164

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		4,071	$65,918	3,309	$81,591
Select Shares	+	8,084	143,442	4,151	101,982

Total shares sold		12,155	$209,360	7,460	$183,573

Shares Reinvested
Investor Shares		5,458	107,685	3,788	89,541
Select Shares	+	7,095	140,062	4,407	104,234

Total shares reinvested		12,553	$247,747	8,195	$193,775

Shares Redeemed
Investor Shares		(6,996)	(127,623)	(6,951)	(171,881)
Select Shares	+	(8,050)	(146,320)	(4,571)	(112,733)

Total shares redeemed		(15,046)	($273,943)	(11,522)	($284,614)

Net transactions in fund shares		9,662	$183,164	4,133	$92,734

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		68,084	$1,724,533	63,951	$1,659,488
Total increase or decrease	+	9,662	(648,893)	4,133	65,045

End of period		77,746	$1,075,640	68,084	$1,724,533

Net investment income not yet distributed			$18,705		$17,463

48 See financial notes

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	26.96	23.83	20.77	19.04	17.48

Income (loss) from investment operations:
Net investment income (loss)	0.36	0.35	0.30	0.29	0.19
Net realized and unrealized gains (losses)	(9.90)	3.06	3.01	1.69	1.53

Total from investment operations	(9.54)	3.41	3.31	1.98	1.72
Less distributions:
Distributions from net investment income	(0.33)	(0.28)	(0.25)	(0.25)	(0.16)
Distributions from net realized gains	(0.06)	—	—	—	—

Total distributions	(0.39)	(0.28)	(0.25)	(0.25)	(0.16)

Net asset value at end of period	17.03	26.96	23.83	20.77	19.04

Total return (%)	(35.85)	14.44	16.05	10.45	9.93

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.53	0.52	0.53	0.54	0.56
Gross operating expenses	0.53	0.52	0.53	0.54	0.56
Net investment income (loss)	1.56	1.34	1.27	1.37	1.07
Portfolio turnover rate	1	0 [1]	3	2	2
Net assets, end of period ($ x 1,000,000)	422	673	607	600	592

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	27.04	23.90	20.83	19.09	17.52

Income (loss) from investment operations:
Net investment income (loss)	0.40	0.37	0.31	0.31	0.22
Net realized and unrealized gains (losses)	(9.93)	3.09	3.04	1.71	1.54

Total from investment operations	(9.53)	3.46	3.35	2.02	1.76
Less distributions:
Distributions from net investment income	(0.37)	(0.32)	(0.28)	(0.28)	(0.19)
Distributions from net realized gains	(0.06)	—	—	—	—

Total distributions	(0.43)	(0.32)	(0.28)	(0.28)	(0.19)

Net asset value at end of period	17.08	27.04	23.90	20.83	19.09

Total return (%)	(35.76)	14.62	16.23	10.63	10.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.38	0.37	0.38	0.39	0.39
Gross operating expenses	0.38	0.37	0.38	0.39	0.41
Net investment income (loss)	1.71	1.49	1.41	1.52	1.23
Portfolio turnover rate	1	0 [1]	3	2	2
Net assets, end of period ($ x 1,000,000)	585	906	762	617	548

1 Less than 1%.

See financial notes 49

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Common Stock	1,068,350	995,554
0.2%	Foreign Common Stock	2,910	1,827
0.1%	Preferred Stock	784	1,352
0.0%	Rights	13	16
0.6%	Short-Term Investments	5,867	5,867

99.8%	Total Investments	1,077,924	1,004,616
0.0%	Collateral Invested for Securities on Loan	3	3
0.2%	Other Assets and Liabilities, Net		2,505

100.0%	Net Assets		1,007,124

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.9% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	3,327

Banks 3.9%
U.S. Bancorp.	158,531	0.5	4,726
Wells Fargo & Co.	294,406	1.0	10,025
Other Securities		2.4	24,492

		3.9	39,243

Capital Goods 7.6%
3M Co.	65,000	0.4	4,180
General Electric Co.	847,966	1.7	16,544
The Boeing Co.	68,800	0.4	3,596
United Technologies Corp.	84,068	0.5	4,620
Other Securities		4.6	47,275

		7.6	76,215

Commercial & Professional Supplies 1.2%
Other Securities		1.2	11,916

Consumer Durables & Apparel 1.3%
Other Securities		1.3	12,916

Consumer Services 2.0%
McDonald’s Corp.	110,300	0.7	6,390
Other Securities		1.3	14,000

		2.0	20,390

Diversified Financials 6.3%
Bank of America Corp.	436,775	1.1	10,557
Citigroup, Inc.	462,286	0.6	6,310
JPMorgan Chase & Co.	298,944	1.2	12,331
The Charles Schwab Corp. (d)	111,120	0.2	2,125
The Goldman Sachs Group, Inc.	39,700	0.4	3,672
Other Securities		2.8	28,860

		6.3	63,855

Energy 11.8%
Chevron Corp.	178,939	1.3	13,349
ConocoPhillips	134,223	0.7	6,982
Exxon Mobil Corp.	463,166	3.4	34,330
Occidental Petroleum Corp.	75,020	0.4	4,167
Schlumberger Ltd.	105,000	0.6	5,423
Other Securities		5.4	54,395

		11.8	118,646

Food & Staples Retailing 3.2%
CVS Caremark Corp.	125,640	0.4	3,851
Wal-Mart Stores, Inc.	342,100	1.9	19,093
Other Securities		0.9	9,199

		3.2	32,143

Food, Beverage & Tobacco 5.7%
Anheuser-Busch Cos., Inc.	61,500	0.4	3,815
Kraft Foods, Inc., Class A	160,513	0.5	4,677
PepsiCo, Inc.	140,800	0.8	8,027
Philip Morris International, Inc.	174,800	0.8	7,599
The Coca-Cola Co.	202,200	0.9	8,909
Other Securities		2.3	23,820

		5.7	56,847

Health Care Equipment & Services 4.3%
Medtronic, Inc.	95,374	0.4	3,846
Other Securities		3.9	39,114

		4.3	42,960

50 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Household & Personal Products 2.6%
The Procter & Gamble Co.	269,915	1.7	17,420
Other Securities		0.9	8,880

		2.6	26,300

Insurance 4.4%
Berkshire Hathaway, Inc., Class A *	133	1.5	15,360
Other Securities		2.9	29,093

		4.4	44,453

Materials 3.5%
Monsanto Co.	43,290	0.4	3,852
Other Securities		3.1	31,751

		3.5	35,603

Media 3.0%
The Walt Disney Co.	185,410	0.5	4,802
Time Warner, Inc.	367,052	0.4	3,704
Other Securities		2.1	21,768

		3.0	30,274

Pharmaceuticals & Biotechnology 8.8%
Abbott Laboratories	136,705	0.8	7,539
Amgen, Inc. *	103,268	0.6	6,185
Genentech, Inc. *	95,300	0.8	7,904
Johnson & Johnson	246,370	1.5	15,112
Merck & Co., Inc.	183,552	0.6	5,681
Pfizer, Inc.	610,192	1.1	10,807
Wyeth	114,400	0.4	3,681
Other Securities		3.0	32,157

		8.8	89,066

Real Estate 1.6%
Other Securities		1.6	15,972

Retailing 3.0%
Other Securities		3.0	30,089

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	483,832	0.8	7,741
Other Securities		1.3	13,494

		2.1	21,235

Software & Services 7.2%
Google, Inc., Class A *	27,900	1.0	10,026
Microsoft Corp.	800,850	1.8	17,883
Oracle Corp. *	434,449	0.8	7,946
Visa, Inc., Class A	70,000	0.4	3,875
Other Securities		3.2	33,180

		7.2	72,910

Technology Hardware & Equipment 6.4%
Apple, Inc. *	75,000	0.8	8,069
Cisco Systems, Inc. *	511,909	0.9	9,097
Hewlett-Packard Co.	234,636	0.9	8,982
International Business Machines Corp.	126,510	1.2	11,762
QUALCOMM, Inc.	135,100	0.5	5,169
Other Securities		2.1	21,539

		6.4	64,618

Telecommunication Services 2.8%
AT&T, Inc.	520,056	1.4	13,922
Verizon Communications, Inc.	247,572	0.7	7,345
Other Securities		0.7	6,558

		2.8	27,825

Transportation 2.2%
United Parcel Service, Inc., Class B	91,480	0.5	4,828
Other Securities		1.7	17,046

		2.2	21,874

Utilities 3.7%
Other Securities		3.7	36,877

Total Common Stock (Cost $1,068,350)			995,554

Foreign Common Stock 0.2% of net assets

Bermuda 0.2%

Capital Goods 0.0%
Other Securities		0.0	323

Consumer Durables & Apparel 0.0%
Other Securities		0.0	90

Consumer Services 0.0%
Other Securities		0.0	20

Diversified Financials 0.1%
Other Securities		0.1	652

Energy 0.0%
Other Securities		0.0	39

Insurance 0.1%
Other Securities		0.1	410

Software & Services 0.0%
Other Securities		0.0	117

Telecommunication Services 0.0%
Other Securities		0.0	31

		0.2	1,682

British Virgin Islands 0.0%

Transportation 0.0%
Other Securities		0.0	50

See financial notes 51

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Singapore 0.0%

Semiconductors & Semiconductor Equipment 0.0%
Other Securities		0.0	70

United Kingdom 0.0%

Insurance 0.0%
Other Securities		0.0	25

Total Foreign Common Stock (Cost $2,910)			1,827

Preferred Stock 0.1% of net assets

Health Care Equipment & Services 0.0%
Other Securities		0.0	44

Real Estate 0.1%
Other Securities		0.1	1,308

Total Preferred Stock (Cost $784)			1,352

Rights 0.0% of net assets

Capital Goods 0.0%
Other Securities		0.0	16

Total Rights
(Cost $13)			16

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.6% of net assets

Commercial Paper & Other Obligations 0.5%
Citibank, London Time Deposit
0.56% , 11/03/08	4,707	0.5	4,707

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,160

Total Short-Term Investments (Cost $5,867)			5,867

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 0.0% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	2,606	0.0	3

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $1,076,231 and the unrealized appreciation and depreciation were $224,582 and ($296,197), respectively,with a net unrealized depreciation of ($71,615).

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Please see complete schedule of holdings.
(b)	Fair-valued by management. Please see complete schedule of holdings.
(c)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(d)	Issuer is affiliated with the fund’s adviser.
(e)	Illiquid security. At the period end, the value of these amounted to $14 or 0.0% of net assets. Please see complete schedule of holdings.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contracts
Russell 2000 Index, e-mini, Long, expires 12/19/08	20	1,073	(309)
S & P 500 Index, e-mini, Long, expires 12/19/08	80	3,869	(145)

			(454)

52 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $1 (cost $1,077,924)		$1,004,616
Collateral invested for securities on loan		3
Receivables:
Investments sold		141
Dividends		1,367
Fund shares sold		1,304
Income from securities on loan		90
Due from brokers for futures		63
Prepaid expenses	+	8

Total assets		1,007,592

Liabilities
Collateral invested for securities on loan		3
Payables:
Investment adviser and administrator fees		20
Transfer agent and shareholder services fees		12
Fund shares redeemed		356
Accrued expenses	+	77

Total liabilities		468

Net Assets
Total assets		1,007,592
Total liabilities	−	468

Net assets		$1,007,124
Net Assets by Source
Capital received from investors		1,087,173
Net investment income not yet distributed		17,281
Net realized capital losses		(23,568)
Net unrealized capital losses		(73,762)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$422,135		24,786		$17.03
Select Shares	$584,989		34,252		$17.08

See financial notes 53

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (including $23 from affiliated issuer and net of foreign withholding tax of $7)		$26,911
Interest		385
Securities on loan	+	1,104

Total investment income		28,400

Net Realized Gains and Losses
Net realized losses on investments		(18,890)
Net realized losses on futures contracts	+	(4,436)

Net realized losses		(23,326)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(561,982)
Net unrealized losses on futures contracts	+	(975)

Net unrealized losses		(562,957)

Expenses
Investment adviser and administrator fees		3,394
Transfer agent and shareholder service fees:
Investor Shares		1,431
Select Shares		788
Portfolio accounting fees		111
Shareholder reports		68
Registration fees		66
Professional fees		49
Custodian fees		38
Trustees’ fees		18
Other expenses	+	15

Total expenses		5,978

Increase (Decrease) in Net Assets from Operations
Total investment income		28,400
Net expenses	−	5,978

Net investment income		22,422
Net realized losses		(23,326)
Net unrealized lossses	+	(562,957)

Decrease in net assets from operations		($563,861)

54 See financial notes

 Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$22,422	$21,150
Net realized gains (losses)		(23,326)	16,165
Net unrealized gains (losses)	+	(562,957)	162,886

Increase (Decrease) in net assets from operations		(563,861)	200,201

Distributions to Shareholders
Distributions from net investment income
Investor Shares		8,309	7,170
Select Shares	+	12,465	10,364

Total distributions from net investment income		20,774	17,534

Distributions from net realized gains
Investor Shares		1,506	—
Select Shares	+	2,022	—

Total distributions from net realized gains		3,528	—

Total distributions		$24,302	$17,534

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		4,610	$101,344	4,388	$110,760
Select Shares	+	8,006	177,993	7,297	184,566

Total shares sold		12,616	$279,337	11,685	$295,326

Shares Reinvested
Investor Shares		361	$9,166	273	$6,688
Select Shares	+	472	11,987	349	8,568

Total shares reinvested		833	$21,153	622	$15,256

Shares Redeemed
Investor Shares		(5,154)	($115,426)	(5,145)	($130,207)
Select Shares	+	(7,746)	(169,194)	(6,015)	(152,240)

Total shares redeemed		(12,900)	($284,620)	(11,160)	($282,447)

Net transactions in fund shares		549	$15,870	1,147	$28,135

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,489	$1,579,417	57,342	$1,368,615
Total increase or decrease	+	549	(572,293)	1,147	210,802

End of period		59,038	$1,007,124	58,489	$1,579,417

Net investment income not yet distributed			$17,281		$16,410

See financial notes 55

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	25.92	21.12	17.07	14.82	12.74

Income (loss) from investment operations:
Net investment income (loss)	0.63	0.50	0.48	0.35	0.26
Net realized and unrealized gains (losses)	(12.10)	4.92	3.92	2.18	2.05

Total from investment operations	(11.47)	5.42	4.40	2.53	2.31
Less distributions:
Distributions from net investment income	(0.51)	(0.62)	(0.35)	(0.28)	(0.23)

Net asset value at end of period	13.94	25.92	21.12	17.07	14.82

Total return (%)	(45.09)	26.26	26.15	17.30	18.40

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.68	0.69	0.69	0.68	0.69
Gross operating expenses	0.69	0.69	0.70	0.72	0.73
Net investment income (loss)	2.95	2.15	2.41	2.05	1.78
Portfolio turnover rate	10	5	11	10	1
Net assets, end of period ($ x 1,000,000)	469	872	706	595	550

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	25.95	21.14	17.09	14.83	12.75

Income (loss) from investment operations:
Net investment income (loss)	0.68	0.54	0.50	0.38	0.28
Net realized and unrealized gains (losses)	(12.13)	4.93	3.93	2.19	2.05

Total from investment operations	(11.45)	5.47	4.43	2.57	2.33
Less distributions:
Distributions from net investment income	(0.55)	(0.66)	(0.38)	(0.31)	(0.25)

Net asset value at end of period	13.95	25.95	21.14	17.09	14.83

Total return (%)	(45.02)	26.50	26.35	17.56	18.56

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	0.50	0.50	0.50	0.50
Gross operating expenses	0.54	0.54	0.55	0.57	0.58
Net investment income (loss)	3.15	2.34	2.60	2.23	1.97
Portfolio turnover rate	10	5	11	10	1
Net assets, end of period ($ x 1,000,000)	711	1,264	954	776	687

56 See financial notes

 Schwab International Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	97.0%	Common Stock	1,093,011	1,144,821
	0.2%	Preferred Stock	3,449	2,361
	—%	Rights	—	—
	1.9%	Other Investment Companies	19,968	22,310
	1.3%	Short-Term Investment	15,037	15,037

	100.4%	Total Investments	1,131,465	1,184,529
(0	.4)%	Other Assets and Liabilities, Net		(5,097)

	100.0%	Net Assets		1,179,432

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 97.0% of net assets

Australia 4.9%
BHP Billiton Ltd.	569,033	0.9	10,932
Commonwealth Bank of Australia	213,109	0.5	5,825
Other Securities		3.5	41,666

		4.9	58,423

Austria 0.2%
Other Securities		0.2	2,365

Belgium 0.5%
Other Securities		0.5	5,869

Bermuda 0.1%
Other Securities		0.1	972

Canada 6.5%
Other Securities		6.5	76,550

Denmark 0.6%
Other Securities		0.6	7,903

Finland 1.1%
Nokia Oyj	640,831	0.8	9,816
Other Securities		0.3	2,872

		1.1	12,688

France 11.1%
Axa	294,219	0.5	5,621
BNP Paribas	152,296	0.9	10,996
France Telecom S.A.	317,295	0.7	8,001
GDF Suez	242,859	0.9	10,810
Sanofi-Aventis	175,336	0.9	11,109
Total S.A.	399,919	1.9	22,001
Other Securities		5.3	62,239

		11.1	130,777

Germany 8.8%
Allianz SE - Reg’d	77,200	0.5	5,666
Bayer AG	127,406	0.6	6,974
Deutsche Telekom AG - Reg’d	505,762	0.6	7,420
E.ON AG	341,651	1.1	12,803
RWE AG	74,676	0.5	6,122
Siemens AG	152,678	0.8	8,978
Volkswagen AG	24,193	1.3	15,396
Other Securities		3.4	40,675

		8.8	104,034

Greece 0.2%
Other Securities		0.2	3,145

Hong Kong 1.3%
Other Securities		1.3	15,360

Ireland 0.2%
Other Securities		0.2	2,652

Italy 3.3%
Eni S.p.A.	422,226	0.9	10,078
Intesa Sanpaolo	1,599,904	0.5	5,855
Other Securities		1.9	22,697

		3.3	38,630

Japan 18.3%
Canon, Inc.	190,995	0.6	6,683
Honda Motor Co., Ltd.	264,039	0.6	6,565
Mitsubishi UFJ Financial Group, Inc.	1,671,579	0.9	10,504
Nintendo Co., Ltd.	18,239	0.5	5,860
Nippon Telegraph & Telephone Corp.	1,405	0.5	5,733
Takeda Pharmaceutical Co., Ltd.	115,200	0.5	5,724

See financial notes 57

 Schwab International Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Toyota Motor Corp.	451,003	1.5	17,612
Other Securities		13.2	156,939

		18.3	215,620

Luxembourg 0.3%
Other Securities		0.3	3,529

Netherlands 2.6%
Unilever N.V. CVA	286,417	0.6	6,902
Other Securities		2.0	23,685

		2.6	30,587

Norway 0.5%
Other Securities		0.5	5,762

Portugal 0.3%
Other Securities		0.3	3,281

Singapore 0.6%
Other Securities		0.6	6,813

Spain 4.6%
Banco Bilbao Vizcaya Argentaria S.A.	636,477	0.6	7,387
Banco Santander S.A.	1,064,785	1.0	11,516
Iberdrola S.A.	834,123	0.5	6,037
Telefonica S.A.	787,405	1.2	14,579
Other Securities		1.3	14,623

		4.6	54,142

Sweden 1.5%
Other Securities		1.5	17,410

Switzerland 8.8%
Credit Suisse Group AG - Reg’d	171,263	0.5	6,404
Nestle S.A.	649,334	2.1	25,251
Novartis AG - Reg’d.	448,364	1.9	22,758
Roche Holding AG	119,112	1.6	18,215
UBS AG - Reg’d *	489,839	0.7	8,311
Other Securities		2.0	22,778

		8.8	103,717

United Kingdom 20.6%
AstraZeneca plc	245,264	0.9	10,394
BG Group plc	580,504	0.7	8,536
BHP Billiton plc	381,998	0.5	6,487
BP plc	3,179,649	2.2	25,919
British American Tobacco plc	295,319	0.7	8,100
Diageo plc	440,768	0.6	6,726
GlaxoSmithKline plc	887,702	1.4	17,065
HSBC Holdings plc	2,043,280	2.1	24,201
Rio Tinto plc	146,707	0.6	6,853
Royal Dutch Shell plc, Class A	588,320	1.4	16,306
Royal Dutch Shell plc, Class B	454,943	1.0	12,334
Tesco plc	1,344,869	0.6	7,369
Vodafone Group plc	8,956,795	1.5	17,230
Other Securities		6.4	75,863

		20.6	243,383

United States 0.1%
Other Securities		0.1	1,209

Total Common Stock (Cost $1,093,011)			1,144,821

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	2,361

Total Preferred Stock (Cost $3,449)			2,361

Rights 0.0% of net assets
Other Securities		0.0	—

Total Rights (Cost $—)			—

Other Investment Companies 1.9% of net assets

United States 1.9%
iShares MSCI EAFE Index Fund	500,000	1.9	22,310

Total Other Investment Companies (Cost $19,968)			22,310

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 1.3% of net assets
Citibank, London Time Deposit
0.56% , 11/03/08	15,037	1.3	15,037

Total Short-Term Investments (Cost $15,037)			15,037

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $1,152,853, and the unrealized appreciation and depreciation were $262,911 and ($231,235), respectively, with a net unrealized appreciation of $31,676.

58 See financial notes

 Schwab International Index Fund

Portfolio Holdings continued

At 10/31/08, the prices of certain foreign securities held by the fund aggregating $1,069,354 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by Management. Please see complete schedule of holdings.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets. Please see complete schedule of holdings.
CVA — Dutch Certificate
Reg’d — Registered

See financial notes 59

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $1,131,465)		$1,184,529
Receivables:
Fund shares sold		4,597
Dividends		2,998
Foreign tax reclaims		256
Income from securities on loan		73
Prepaid expenses	+	11

Total assets		1,192,464

Liabilities
Payables:
Investments bought		12,361
Investment advisors and administrator fees		31
Transfer agent and shareholder services fees		12
Fund shares redeemed		453
Accrued expenses	+	175

Total liabilities		13,032

Net Assets
Total assets		1,192,464
Total liabilities	−	13,032

Net assets		$1,179,432
Net Assets by Source
Capital received from investors		1,324,169
Net investment income not yet distributed		37,856
Net realized capital losses		(235,730)
Net unrealized capital gains		53,137

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$468,650		33,630		$13.94
Select Shares	$710,782		50,953		$13.95

60 See financial notes

 Schwab International Index Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $5,995)		$62,036
Interest		196
Securities on loan	+	3,222

Total Investment Income		65,454

Net Realized Gains and Losses
Net realized losses on investments		(10,817)
Net realized losses on foreign currency transactions	+	(1,007)

Net realized losses		(11,824)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(992,890)
Net unrealized gains on foreign currency translations	+	44

Net unrealized losses		(992,846)

Expenses
Investment advisor and administrator fees		7,071
Transfer agent and shareholder service fees:
Investor Shares		1,800
Select Shares		1,075
Custodian fees		469
Portfolio accounting fees		100
Shareholder reports		98
Registration fees		61
Professional fees		51
Trustees’ fees		22
Interest expenses		1
Other expenses	+	23

Total expenses		10,771
Expense reduction by adviser and Schwab	−	467

Net expenses		10,304

Increase (Decrease) in Net Assets from Operations
Total investment income		65,454
Net expenses	−	10,304

Net investment income		55,150
Net realized losses		(11,824)
Net unrealized losses	+	(992,846)

Decrease in net assets from operations		($949,520)

See financial notes 61

 Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$55,150	$42,328
Net realized gains (losses)		(11,824)	36,315
Net unrealized gains (losses)	+	(992,846)	363,716

Increase (Decrease) in net assets from operations		(949,520)	442,359

Distributions to Shareholders
Distributions from net investment income
Investor Shares		17,168	20,568
Select Shares	+	26,872	29,711

Total distributions from net investment income		$44,040	$50,279

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		6,740	$126,669	6,551	$149,920
Select Shares	+	10,127	200,887	8,448	193,668

Total shares sold		16,867	$327,556	14,999	$343,588

Shares Reinvested
Investor Shares		646	$15,700	875	$18,798
Select Shares	+	992	24,068	1,257	26,990

Total shares reinvested		1,638	$39,768	2,132	$45,788

Shares Redeemed
Investor Shares		(7,378)	($151,710)	(7,214)	($164,681)
Select Shares	+	(8,895)	(178,511)	(6,076)	(140,165)

Total shares redeemed		(16,273)	($330,221)	(13,290)	($304,846)

Net transactions in fund shares		2,232	$37,103	3,841	$84,530

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		82,351	$2,135,889	78,510	$1,659,279
Total increase or decrease	+	2,232	(956,457)	3,841	476,610

End of period		84,583	$1,179,432	82,351	$2,135,889

Net investment income not yet distributed			$37,856		$27,472

62 See financial notes

 Schwab Equity Index Funds

Financial Notes

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MartketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund

Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout
Schwab International Core Equity Fund

Schwab Investments (organized October 26, 1990)
Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab Global Real Estate Fund

The Schwab Equity Index Funds, with the exception of Schwab Institutional Select S&P 500 Fund, offer multiple share classes. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. The e.Shares®, are available only to clients of Schwab Institutional®, Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically. Schwab S&P 500 Index Fund offers three classes of shares: Investor Shares, Select Shares® and e.Shares®. Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund each offer two classes of shares: Investor Shares and Select Shares®. Schwab Institutional Select S&P 500 Fund offers one share class.

Shares are bought and sold (subject to a redemption fee, see Note 8) at net asset value, or closing NAV, which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values are adjusted for changes in value that may occur between the close of a foreign exchange and the time at which fund’s shares are priced. The Boards of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and Forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contract: The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the funds’ financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with its custodian bank, State Street Corp., under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks including, but no limited to, those described below:

The prices of common stocks and other equity-type securities held by the funds may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

The values of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

4.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trusts.

 Schwab Equity Index Funds

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

		Institutional	Schwab
	S&P 500	Select	1000
Average daily net assets	Index Fund	S&P 500 Fund	Index Fund

First $500 million	0.15%	0.15%	0.30%
$500 million to $5 billion	0.09%	0.09%	0.22%
$5 billion to $10 billion	0.08%	0.08%	0.20%
Over $10 billion	0.07%	0.07%	0.18%

		Total Stock
	Small-Cap	Market	International
Average daily net assets	Index Fund	Index Fund	Index Fund

First $500 million	0.33%	0.30%	0.43%
Over $500 million	0.28%	0.22%	0.38%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
e. Shares*	0.05%	0.05%
Institutional Select Shares*	0.05%	0.05%

*	e.Shares is only offered by S&P 500 Index Fund and Institutional Select Shares only offered by Institutional Select S&P 500 Fund.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2009, as follows:

		Institutional	Schwab		Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Investor Shares	0.37%	n/a	0.51%	0.60%	0.58%	0.69%
Select Shares	0.19%	n/a	0.36%	0.42%	0.39%	0.50%
e.Shares*	0.28%	n/a	n/a	n/a	n/a	n/a
Institutional Select Shares*	n/a	0.10%	n/a	n/a	n/a	n/a

*	e.Shares are only offered by S&P 500 Index Fund and Institutional Select Shares are only offered by Institutional Select S&P 500 Fund.

 Schwab Equity Index Funds

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds buy and sell fund shares, particularly Schwab MarketTrack Portfolios, which seek to provide investors with allocated portfolios of Schwab Index funds. As of October 31, 2008, the percentages of fund shares owned by other Schwab Funds are:

		Institutional	Schwab		Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
All Equity Portfolio	—%	7.9%	—	10.1%	—	10.6%
Growth Portfolio	—%	5.7%	—	10.3%	—	8.9%
Balanced Portfolio	—%	2.8%	—	5.7%	—	5.0%
Conservative Portfolio	0.5%	0.6%	—	2.5%	—	2.2%
Schwab Annuity Portfolios:
Growth Portfolio II	—%	0.4%	—	0.6%	—	0.5%

As of October 31, 2008, the shares owned by the Schwab Charitable Giving Trust as a percentage of the total shares of the Schwab Institutional S&P 500 Fund was 1.62%.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended October 31, 2008, each fund’s aggregate security transactions with other Schwab Funds were as follows:

S&P 500 Index Fund	$103,743
Institutional Select S&P 500 Fund	108,168
Schwab 1000 Index Fund	112,404
Small-Cap Index Fund	112,276
Total Stock Market Index Fund	—
International Index Fund	3,542

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Boards of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

5. Boards of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but the trusts did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There

 Schwab Equity Index Funds

Financial Notes (continued)

6. Borrowing from Banks (continued):

were no borrowings from the line of credit by the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

7.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended October 31, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

S&P 500 Index Fund	$245,285	$517,597
Institutional Select S&P 500 Fund	564,626	26,004
Schwab 1000 Index Fund	258,595	527,957
Small-Cap Index Fund	917,138	950,488
Total Stock Market Index Fund	58,522	17,433
International Index Fund	252,149	190,044

8.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal period are:

	Current Period	Prior Period
	(11/01/07-10/31/08)	(11/01/06-10/31/07)

S&P 500 Index Fund
Investor Shares	$87	$109
Select Shares	76	85
e.Shares	4	4
Institutional Select S&P 500 Fund	76	49
Schwab 1000 Index Fund
Investor Shares	64	90
Select Shares	39	41
Small-Cap Index Fund
Investor Shares	9	19
Select Shares	9	3
Total Stock Market Index Fund
Investor Shares	19	18
Select Shares	24	29
International Index Fund
Investor Shares	15	24
Select Shares	14	29

 Schwab Equity Index Funds

Financial Notes (continued)

9. Other

As a result of Lehman Brothers Holdings Inc. (Lehman) bankruptcy, the funds used their collateral deposit for all open loans with Lehman to replace those securities with identical securities. These transactions resulted in the funds recognizing the following gains or losses for financial statement purposes in accordance with Accounting for Transfers of Financial Assets and Repurchase Financing Transactions (“FAS 140”) that are not recognized for federal income tax purposes:

(All dollar amounts are x 1,000)

Schwab S&P 500 Index Fund	$980
Schwab Institutional Select S&P 500 Fund	(2,613)
Schwab 1000 Index Fund	30,101
Schwab Small-Cap Index Fund	(37,750)
Schwab Total Stock Market Index Fund	1,738
Schwab International Index Fund	(137)

10.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2008, the components of distributable earnings on a tax-basis were as follows:

		Institutional	Schwab		Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Undistributed Ordinary income	$109,658	$50,288	$79,310	$17,855	$16,970	$48,156
Undistributed long-term capital gains	$—	$—	$—	$—	$—	$—
Unrealized appreciation	$1,427,322	$119,828	$1,962,147	$136,059	$224,582	$262,911
Unrealized depreciation	($1,257,735)	($793,706)	($392,990)	($387,490)	($296,197)	($231,235)
Other unrealized appreciation/(depreciation)	$—	$—	$—	$—	$—	$252

Net unrealized appreciation/(depreciation)	$169,587	($673,878)	$1,569,157	($251,431)	($71,615)	$31,928

The primary differences between book-basis and tax-basis are unrealized appreciation or unrealized depreciation of investments in Passive Foreign Investment Companies (PFIC), Real Estate Investment Trusts (REIT), Partnerships and the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2008, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

		Institutional	Schwab		Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
Expire	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

2009	$7,194	$6,440	$—	$—	$—	$61,592
2010	$400,268	$27,646	$—	$—	$—	$112,722
2011	$72,381	$1,609	$—	$—	$—	$39,016
2012	$29,212	$—	$—	$—	$—	$8,278
2013	$175,896	$—	$—	$—	$—	$—
2014	$109,257	$2,359	$—	$—	$—	$—
2015	$—	$—	$—	$—	$—	$—
2016	$47,044	$89,645	$9,317	$7,310	$25,404	$3,212

Total	$841,252	$127,699	$9,317	$7,310	$25,404	$224,820

For tax purposes, capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. There were no capital losses being utilized for the fiscal year ended October 31, 2008.

 Schwab Equity Index Funds

Financial Notes (continued)

10.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The tax-basis components of distributions paid during the current and prior period were:

		Institutional	Schwab		Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Current period distributions
Ordinary income	$140,183	$53,061	$102,221	$26,317	$20,749	$44,040
Long-term capital gains	—	—	5,020	241,226	3,553	—
Return of Capital	—	—	—	—	—	—

Prior period distributions
Ordinary income	$129,803	$32,922	$92,244	$63,308	$17,534	$50,279
Long-term capital gains	—	—	—	145,856	—	—
Return of Capital	—	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2008, the funds made the following reclassifications:

		Institutional	Schwab		Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital Shares	$1	$—	$—	($1)	$—	$—
Undistributed net investment income	(2,614)	(1,033)	(4,390)	(3,200)	(777)	(726)
Net realized capital gains and losses	2,613	1,033	4,390	3,201	777	726

As of October 31, 2008, management has reviewed the tax positions for open tax periods, as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2008, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for the tax years before 2003.

Report of Independent Registered Public Accounting Firm

To the Boards of Trustees and Shareholders of:
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (five of the portfolios constituting Schwab Capital Trust, hereafter collectively referred to as the “Funds”) at October 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 12, 2008

Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2008, qualify for the corporate dividends received deduction:

Percentage

S&P 500 Index Fund	100.00
Institutional Select S&P 500 Fund	94.89
Schwab 1000 Index Fund	100.00
Small-Cap Index Fund	68.85
Total Stock Market Index Fund	100.00
International Index Fund	—

For the fiscal year ended October 31, 2008, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2009 via IRS form 1099 of the amounts for use in preparing their 2008 income tax return.

S&P 500 Index Fund	$140,183
Institutional Select S&P 500 Fund	53,061
Schwab 1000 Index Fund	102,221
Small-Cap Index Fund	7,894
Total Stock Market Index Fund	20,749
International Index Fund	44,040

The Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $5,901 to its Shareholders for the year ended October 31, 2008. The respective foreign source income on the fund is $67,319.

For the fiscal year ended October 31, 2008, the funds hereby designate the following amounts as capital gain dividends:

S&P 500 Index Fund	$—
Institutional Select S&P 500 Fund	—
Schwab 1000 Index Fund	5,020
Small-Cap Index Fund	241,226
Total Stock Market Index Fund	3,553
International Index Fund	—

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust and Schwab Investments (collectively, the “Trusts”) and CSIM (the “Agreements”) with respect to existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab 1000 Index, Fund Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies and funds. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on May 16, 2008, and June 2, 2008, and approved the renewal of the Agreements with respect to the Funds for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2. each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement with respect to the Funds. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/

benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreements with respect to the Funds and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such Funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information as of October 31, 2008, about the trustees and officers for Schwab Capital Trust which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of October 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	None.

Walter W. Bettinger II(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13810-11

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of eleven series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, and ten series have a fiscal year-end of August 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eleven series, based on their respective 2007 and 2006 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

Audit Fees
2008: $379,810      2007: $315,840
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees
For services rendered to Registrant:
2008: $28,041      2007: $23,528
Nature of these services: tax provision review and procedures performed related to Registrant’s service provider conversion.
          In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:
2008: $29,700      2007 $25,212
Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees
For services rendered to Registrant:

2008: $4,286      2007 $5,263

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
          In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
2008: $-     2007 $100,389
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
     2008: $-      2007 $2,541,476
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab 1000 Index Fund is filed under this Item
Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2008
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by	Category	($ x 1,000)	($ x 1,000)

99.4%	Common Stock	2,713,493	4,254,930
0.1%	Foreign Common Stock	7,106	5,102
0.4%	Short-Term Investments	15,704	15,704

99.9%	Total Investments	2,736,303	4,275,736
0.1%	Other Assets and Liabilities, Net		5,250

100.0%	Net Assets		4,280,986

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 99.4% of net assets

Automobiles & Components 0.3%
BorgWarner, Inc.	53,698	1,207
Ford Motor Co. *	996,887	2,183
General Motors Corp.	262,305	1,516
Gentex Corp.	66,272	636
Harley-Davidson, Inc.	106,092	2,597
Johnson Controls, Inc.	268,674	4,764
Lear Corp. *	15,000	30
The Goodyear Tire & Rubber Co. *	105,400	940
WABCO Holdings, Inc.	23,000	422

		14,295

Banks 3.4%
Associated Banc-Corp	57,148	1,261
Astoria Financial Corp.	23,304	443
Bank of Hawaii Corp.	23,032	1,168
BB&T Corp.	245,500	8,801
BOK Financial Corp.	10,000	478
Capitol Federal Financial	6,000	279
City National Corp.	16,532	885
Comerica, Inc.	70,128	1,935
Commerce Bancshares, Inc.	30,293	1,432
Cullen/Frost Bankers, Inc.	24,800	1,388
Fifth Third Bancorp	241,384	2,619
Fulton Financial Corp.	72,544	762
Hudson City Bancorp, Inc.	220,240	4,143
Huntington Bancshares, Inc.	165,098	1,560
KeyCorp	205,914	2,518
M&T Bank Corp.	35,543	2,883
Marshall & Ilsley Corp.	118,531	2,137
National City Corp.	904,876	2,443
New York Community Bancorp, Inc.	137,882	2,159
People’s United Financial, Inc.	140,593	2,460
PNC Financial Services Group, Inc.	154,413	10,295
Popular, Inc.	129,386	983
Regions Financial Corp.	313,806	3,480
Sovereign Bancorp, Inc. *	167,420	486
SunTrust Banks, Inc.	162,693	6,531
Synovus Financial Corp.	151,441	1,564
TCF Financial Corp.	48,584	862
TFS Financial Corp.	34,000	444
Tree.com, Inc. *	1,382	4
U.S. Bancorp	788,855	23,516
Valley National Bancorp	47,555	904
Wells Fargo & Co.	1,487,896	50,663
Wilmington Trust Corp.	30,237	873
Zions Bancorp	50,098	1,909

		144,268

Capital Goods 7.9%
3M Co.	314,034	20,192
Acuity Brands, Inc.	18,500	647
Aecom Technology Corp. *	16,000	282
AGCO Corp. *	41,700	1,314
Alliant Techsystems, Inc. *	13,438	1,109
AMETEK, Inc.	49,247	1,638
BE Aerospace, Inc. *	38,000	489
Bucyrus International, Inc.	24,000	579
Carlisle Cos., Inc.	20,236	471
Caterpillar, Inc.	280,176	10,694
Cooper Industries Ltd., Class A	84,700	2,622
Crane Co.	23,584	386
Cummins, Inc.	92,532	2,392
Danaher Corp.	110,320	6,535
Deere & Co.	193,346	7,455
Donaldson Co., Inc.	25,900	910
Dover Corp.	92,937	2,953
Eaton Corp.	67,959	3,031
Emerson Electric Co.	347,988	11,390
Fastenal Co.	50,900	2,049
First Solar, Inc. *	16,000	2,299
Flowserve Corp.	25,341	1,442
See financial notes.     1

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Fluor Corp.	81,558	3,257
GATX Corp.	20,000	571
General Cable Corp. *	20,000	342
General Dynamics Corp.	181,524	10,950
General Electric Co.	4,457,422	86,964
Goodrich Corp.	56,598	2,069
Graco, Inc.	25,194	623
Harsco Corp.	38,900	921
Honeywell International, Inc.	338,599	10,310
Hubbell, Inc., Class B	25,332	909
Icahn Enterprises L.P.	10,000	307
IDEX Corp.	37,306	865
Illinois Tool Works, Inc.	189,704	6,334
Ingersoll-Rand Co., Ltd., Class A	143,379	2,645
ITT Corp.	82,894	3,689
Jacobs Engineering Group, Inc. *	54,856	1,998
Joy Global, Inc.	45,008	1,304
KBR, Inc.	70,000	1,039
Kennametal, Inc.	35,198	747
L-3 Communications Holdings, Inc.	57,724	4,685
Lennox International, Inc.	22,000	656
Lincoln Electric Holdings, Inc.	18,000	777
Lockheed Martin Corp.	151,454	12,881
Masco Corp.	143,736	1,459
McDermott International, Inc. *	102,712	1,759
MSC Industrial Direct Co., Inc., Class A	9,658	346
Northrop Grumman Corp.	154,532	7,246
Oshkosh Corp.	31,828	244
Owens Corning, Inc. *	43,300	681
PACCAR, Inc.	164,589	4,813
Pall Corp.	55,133	1,456
Parker Hannifin Corp.	79,453	3,080
Pentair, Inc.	46,300	1,280
Precision Castparts Corp.	61,301	3,973
Quanta Services, Inc. *	54,000	1,067
Raytheon Co.	190,590	9,741
Rockwell Automation, Inc.	67,049	1,855
Rockwell Collins, Inc.	76,953	2,865
Roper Industries, Inc.	39,091	1,773
Spirit AeroSystems Holdings, Inc., Class A *	22,000	355
SPX Corp.	27,614	1,070
SunPower Corp., Class A *	10,000	391
Terex Corp. *	47,582	794
Textron, Inc.	116,138	2,056
The Boeing Co.	334,289	17,473
The Manitowoc Co., Inc.	59,246	583
The Shaw Group, Inc. *	30,669	549
The Timken Co.	43,594	692
Thomas & Betts Corp. *	23,129	549
Trinity Industries, Inc.	33,691	569
Tyco International Ltd.	215,748	5,454
United Technologies Corp.	446,863	24,560
URS Corp. *	25,000	735
USG Corp. *	15,006	222
Valmont Industries, Inc.	5,000	274
W.W. Grainger, Inc.	31,176	2,450
WESCO International, Inc. *	11,593	231

		338,367

Commercial & Professional Supplies 0.8%
Allied Waste Industries, Inc. *	118,243	1,232
Avery Dennison Corp.	42,460	1,487
Cintas	48,110	1,140
Copart, Inc. *	33,014	1,152
Corrections Corp. of America *	50,000	956
Covanta Holding Corp. *	54,848	1,183
Equifax, Inc.	57,900	1,510
FTI Consulting, Inc. *	18,000	1,049
Iron Mountain, Inc. *	73,387	1,782
Manpower, Inc.	36,791	1,145
Monster Worldwide, Inc. *	34,500	491
Pitney Bowes, Inc.	92,741	2,298
R.R. Donnelley & Sons Co.	99,419	1,647
Republic Services, Inc.	78,072	1,850
Robert Half International, Inc.	71,491	1,349
Stericycle, Inc. *	39,098	2,284
The Brink’s Co.	19,915	966
The Dun & Bradstreet Corp.	27,825	2,050
Waste Management, Inc.	220,677	6,892
Watson Wyatt Worldwide, Inc., Class A	16,000	680

		33,143

Consumer Durables & Apparel 1.0%
Centex Corp.	52,500	643
Coach, Inc. *	170,310	3,508
D.R. Horton, Inc.	111,397	822
Eastman Kodak Co.	100,321	921
Fortune Brands, Inc.	66,628	2,541
Fossil, Inc. *	16,000	290
Garmin Ltd.	31,686	711
Hanesbrands, Inc. *	36,100	631
Harman International Industries, Inc.	28,097	516
Hasbro, Inc.	74,625	2,169
KB HOME	28,176	470
Leggett & Platt, Inc.	79,244	1,376
Lennar Corp., Class A	46,575	360
Liz Claiborne, Inc.	42,800	349
M.D.C. Holdings, Inc.	14,679	494
Mattel, Inc.	169,997	2,553
Mohawk Industries, Inc. *	24,839	1,202
Newell Rubbermaid, Inc.	116,426	1,601
2      See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
NIKE, Inc., Class B	174,068	10,032
NVR, Inc. *	2,298	1,127
Phillips-Van Heusen Corp.	23,300	571
Polo Ralph Lauren Corp.	26,495	1,250
Pulte Homes, Inc.	94,712	1,055
Snap-on, Inc.	27,350	1,011
The Black & Decker Corp.	32,580	1,649
The Stanley Works	38,394	1,257
Toll Brothers, Inc. *	54,500	1,260
Tupperware Brands Corp.	23,000	582
VF Corp.	41,682	2,297
Whirlpool Corp.	34,815	1,624

		44,872

Consumer Services 1.7%
Apollo Group, Inc., Class A *	55,121	3,831
Brinker International, Inc.	44,600	415
Carnival Corp.	195,110	4,956
Chipotle Mexican Grill, Inc., Class A *	12,000	609
Darden Restaurants, Inc.	67,315	1,492
DeVry, Inc.	21,000	1,191
H&R Block, Inc.	118,798	2,343
International Game Technology	139,526	1,953
International Speedway Corp., Class A	13,969	438
ITT Educational Services, Inc. *	13,301	1,166
Las Vegas Sands Corp. *	45,663	648
Marriott International, Inc., Class A	134,756	2,812
McDonald’s Corp.	513,736	29,761
MGM MIRAGE *	55,987	922
Penn National Gaming, Inc. *	29,860	575
Royal Caribbean Cruises Ltd.	27,591	374
Scientific Games Corp., Class A *	19,143	345
Service Corp. International	118,400	817
Starbucks Corp. *	329,627	4,328
Starwood Hotels & Resorts Worldwide, Inc.	88,442	1,993
Strayer Education, Inc.	5,000	1,131
Weight Watchers International, Inc.	11,329	354
Wyndham Worldwide Corp.	66,517	545
Wynn Resorts Ltd.	22,942	1,386
Yum! Brands, Inc.	216,376	6,277

		70,662

Diversified Financials 7.0%
Affiliated Managers Group, Inc. *	15,459	717
AllianceBernstein Holding L.P.	35,189	825
American Express Co.	525,577	14,453
Ameriprise Financial, Inc.	107,657	2,325
Bank of America Corp.	2,150,393	51,975
Bank of New York Mellon Corp.	523,496	17,066
BlackRock, Inc.	7,765	1,020
Capital One Financial Corp.	169,453	6,629
CIT Group, Inc.	88,368	366
Citigroup, Inc.	2,411,662	32,919
CME Group, Inc.	28,776	8,119
Discover Financial Services	201,824	2,472
E*TRADE Financial Corp. *	82,900	151
Eaton Vance Corp.	50,384	1,108
Federated Investors, Inc., Class B	39,050	945
Franklin Resources, Inc.	71,086	4,834
GLG Partners, Inc.	50,000	160
IntercontinentalExchange, Inc. *	30,589	2,617
Janus Capital Group, Inc.	66,800	784
Jefferies Group, Inc.	25,652	406
JPMorgan Chase & Co.	1,635,528	67,466
Legg Mason, Inc.	53,714	1,192
Leucadia National Corp.	75,164	2,017
Merrill Lynch & Co., Inc.	670,562	12,466
Moody’s Corp.	91,126	2,333
Morgan Stanley	487,948	8,524
Northern Trust Corp.	88,076	4,960
NYSE Euronext	112,400	3,392
Och-Ziff Capital Management Group, Class A	25,000	116
Raymond James Financial, Inc.	33,649	784
SEI Investments Co.	58,748	1,039
SLM Corp. *	190,324	2,031
State Street Corp.	193,400	8,384
T. Rowe Price Group, Inc.	117,450	4,644
TD Ameritrade Holding Corp. *	83,631	1,112
The Blackstone Group L.P.	55,000	503
The Charles Schwab Corp. (b)	427,315	8,170
The Goldman Sachs Group, Inc.	192,532	17,809
The Nasdaq OMX Group, Inc. *	80,137	2,601
Waddell & Reed Financial, Inc., Class A	30,000	436

		299,870

Energy 12.9%
Alpha Natural Resources, Inc. *	28,000	1,002
Anadarko Petroleum Corp.	211,348	7,461
Apache Corp.	150,150	12,362
Arch Coal, Inc.	58,200	1,246
Atwood Oceanics, Inc. *	20,000	550
Baker Hughes, Inc.	141,907	4,960
Berry Petroleum Co., Class A	15,000	349
Bill Barrett Corp. *	12,000	245
BJ Services Co.	132,346	1,701
Buckeye Partners L.P.	14,000	560
Cabot Oil & Gas Corp.	44,774	1,257
Cameron International Corp. *	100,200	2,431
Chesapeake Energy Corp.	203,597	4,473
See financial notes.      3

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Chevron Corp.	930,477	69,414
Cimarex Energy Co.	29,215	1,182
CNX Gas Corp. *	8,000	202
ConocoPhillips	686,166	35,694
CONSOL Energy, Inc.	82,598	2,593
Continental Resources, Inc. *	5,000	162
Delta Petroleum Corp. *	25,000	235
Denbury Resources, Inc. *	105,884	1,346
Devon Energy Corp.	196,582	15,896
Diamond Offshore Drilling, Inc.	28,929	2,569
Dresser-Rand Group, Inc. *	30,000	672
Dril-Quip, Inc. *	8,000	198
El Paso Corp.	314,781	3,053
Enbridge Energy Partners L.P.	23,100	894
Encore Acquisition Co. *	18,000	561
Energy Transfer Partners L.P.	33,400	1,297
ENSCO International, Inc.	67,928	2,582
Enterprise Products Partners L.P.	130,258	3,178
EOG Resources, Inc.	111,752	9,043
EXCO Resources, Inc. *	28,000	257
Exterran Holdings, Inc. *	25,599	574
Exxon Mobil Corp.	2,341,322	173,539
FMC Technologies, Inc. *	53,784	1,882
Forest Oil Corp. *	37,415	1,093
Foundation Coal Holdings, Inc.	17,000	353
Frontier Oil Corp.	45,358	599
Halliburton Co.	390,388	7,726
Helix Energy Solutions Group, Inc. *	23,126	244
Helmerich & Payne, Inc.	46,192	1,585
Hercules Offshore, Inc. *	25,000	182
Hess Corp.	125,223	7,540
Holly Corp.	15,000	294
IHS, Inc., Class A *	12,000	425
Kinder Morgan Energy Partners L.P.	68,700	3,713
Kinder Morgan Management L.L.C. *	27,699	1,383
Linn Energy L.L.C.	28,000	466
Magellan Midstream Partners L.P.	30,000	1,074
Marathon Oil Corp.	317,946	9,252
Mariner Energy, Inc. *	33,000	475
Massey Energy Co.	37,501	866
Murphy Oil Corp.	82,544	4,180
Nabors Industries Ltd. *	129,088	1,856
National-Oilwell Varco, Inc. *	188,726	5,641
Newfield Exploration Co. *	53,066	1,219
Noble Corp.	120,700	3,888
Noble Energy	78,961	4,092
NuStar Energy L.P.	16,895	779
Occidental Petroleum Corp.	363,616	20,195
Oceaneering International, Inc. *	19,000	535
Oil States International, Inc. *	17,000	393
ONEOK Partners, L.P.	21,300	1,173
Overseas Shipholding Group, Inc.	8,000	301
Patterson-UTI Energy, Inc.	70,321	933
Peabody Energy Corp.	116,021	4,004
Petrohawk Energy Corp. *	73,000	1,383
Pioneer Natural Resources Co.	53,111	1,478
Plains All American Pipeline L.P.	43,032	1,721
Plains Exploration & Production Co. *	44,757	1,262
Pride International, Inc. *	72,494	1,362
Quicksilver Resources, Inc. *	35,890	376
Range Resources Corp.	65,628	2,771
Rowan Cos., Inc.	44,283	803
SandRidge Energy, Inc. *	43,000	460
Schlumberger Ltd.	531,306	27,442
Smith International, Inc.	91,759	3,164
Southern Union Co.	49,962	860
Southwestern Energy Co. *	146,688	5,225
Spectra Energy Corp.	276,171	5,338
St. Mary Land & Exploration Co.	20,513	511
Sunoco, Inc.	54,500	1,662
Superior Energy Services, Inc. *	35,000	746
Teekay Corp.	18,968	405
TEPPCO Partners L.P.	32,277	919
Tesoro Corp.	51,312	496
The Williams Cos., Inc.	259,221	5,436
Tidewater, Inc.	24,568	1,071
Transocean, Inc. *	143,325	11,800
Ultra Petroleum Corp. *	63,612	2,961
Unit Corp. *	17,200	646
Valero Energy Corp.	238,670	4,912
W&T Offshore, Inc.	10,000	192
Walter Industries, Inc.	17,000	659
Weatherford International Ltd. *	302,496	5,106
Whiting Petroleum Corp. *	16,000	832
XTO Energy, Inc.	228,197	8,204

		552,282

Food & Staples Retailing 2.8%
BJ’s Wholesale Club, Inc. *	29,800	1,049
Costco Wholesale Corp.	196,999	11,231
CVS Caremark Corp.	641,161	19,652
Rite Aid Corp. *	81,000	39
Safeway, Inc.	197,397	4,199
SUPERVALU, Inc.	76,356	1,087
Sysco Corp.	270,590	7,089
The Kroger Co.	297,413	8,167
Wal-Mart Stores, Inc.	1,031,177	57,550
Walgreen Co.	442,269	11,260
Whole Foods Market, Inc.	56,216	603

		121,926
4       See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	935,715	17,956
Anheuser-Busch Cos., Inc.	325,266	20,176
Archer-Daniels-Midland Co.	287,085	5,951
Brown-Forman Corp., Class B	43,540	1,977
Bunge Ltd.	54,792	2,105
Campbell Soup Co.	99,058	3,759
Central European Distribution Corp. *	10,000	288
Coca-Cola Enterprises, Inc.	129,072	1,297
ConAgra Foods, Inc.	202,397	3,526
Constellation Brands, Inc., Class A *	88,132	1,105
Corn Products International, Inc.	32,500	791
Dean Foods Co. *	39,033	853
Del Monte Foods Co.	91,938	580
Flowers Foods, Inc.	30,000	890
Fresh Del Monte Produce, Inc. *	12,000	253
General Mills, Inc.	153,150	10,374
H.J. Heinz Co.	143,798	6,301
Hansen Natural Corp. *	22,000	557
Hormel Foods Corp.	27,247	770
Kellogg Co.	116,181	5,858
Kraft Foods, Inc., Class A	661,464	19,275
McCormick & Co., Inc.	57,554	1,937
Molson Coors Brewing Co., Class B	58,672	2,192
PepsiAmericas, Inc.	25,000	473
PepsiCo, Inc.	712,387	40,613
Philip Morris International, Inc.	920,915	40,032
Reynolds American, Inc.	78,084	3,823
Sara Lee Corp.	290,172	3,244
Smithfield Foods, Inc. *	46,235	487
The Coca-Cola Co.	882,204	38,870
The Hershey Co.	66,424	2,474
The J. M. Smucker Co.	26,201	1,168
The Pepsi Bottling Group, Inc.	60,932	1,409
Tyson Foods, Inc., Class A	116,959	1,022
UST, Inc.	65,025	4,395

		246,781

Health Care Equipment & Services 4.3%
Aetna, Inc.	218,177	5,426
AmerisourceBergen Corp.	72,310	2,261
Baxter International, Inc.	282,495	17,088
Beckman Coulter, Inc.	27,428	1,369
Becton, Dickinson & Co.	111,265	7,722
Boston Scientific Corp. *	586,507	5,296
C.R. Bard, Inc.	47,000	4,148
Cardinal Health, Inc.	162,110	6,192
Cerner Corp. *	30,326	1,129
CIGNA Corp.	133,054	2,169
Community Health Systems, Inc. *	40,206	824
Coventry Health Care, Inc. *	68,962	910
Covidien Ltd.	214,248	9,489
DaVita, Inc. *	43,625	2,476
DENTSPLY International, Inc.	70,500	2,142
Edwards Lifesciences Corp. *	26,796	1,416
Express Scripts, Inc. *	114,912	6,965
Gen-Probe, Inc. *	22,670	1,067
Health Net, Inc. *	51,000	657
Henry Schein, Inc. *	39,919	1,869
Hologic, Inc. *	105,370	1,290
Hospira, Inc. *	72,240	2,010
Humana, Inc. *	77,391	2,290
IDEXX Laboratories, Inc. *	26,298	925
IMS Health, Inc.	90,189	1,293
Intuitive Surgical, Inc. *	17,215	2,974
Inverness Medical Innovations, Inc. *	28,000	536
Kinetic Concepts, Inc. *	25,492	617
Laboratory Corp. of America Holdings *	56,722	3,488
Lincare Holdings, Inc. *	33,050	871
McKesson Corp.	124,647	4,586
Medco Health Solutions, Inc. *	232,086	8,808
Medtronic, Inc.	506,018	20,408
Omnicare, Inc.	43,433	1,197
Patterson Cos., Inc. *	53,200	1,347
Pediatrix Medical Group, Inc. *	20,354	787
Quest Diagnostics, Inc.	65,847	3,082
ResMed, Inc. *	26,708	915
St. Jude Medical, Inc. *	156,905	5,967
Stryker Corp.	116,254	6,215
Teleflex, Inc.	20,146	1,067
Tenet Healthcare Corp. *	157,156	688
The Cooper Cos., Inc.	7,447	123
UnitedHealth Group, Inc.	554,212	13,151
Universal Health Services, Inc., Class B	22,337	939
Varian Medical Systems, Inc. *	58,271	2,652
VCA Antech, Inc. *	37,554	680
WellCare Health Plans, Inc. *	13,000	314
WellPoint, Inc. *	232,923	9,054
Zimmer Holdings, Inc. *	106,612	4,950

		183,839

Household & Personal Products 3.0%
Alberto-Culver Co.	37,750	971
Avon Products, Inc.	193,036	4,793
Church & Dwight Co., Inc.	28,997	1,714
Colgate-Palmolive Co.	234,027	14,688
Energizer Holdings, Inc. *	25,100	1,226
Herbalife Ltd.	30,509	745
Kimberly-Clark Corp.	189,134	11,592
See financial notes.     5

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
NBTY, Inc. *	26,200	612
The Clorox Co.	63,525	3,863
The Estee Lauder Cos., Inc., Class A	50,854	1,833
The Procter & Gamble Co.	1,365,819	88,150

		130,187

Insurance 3.6%
Aflac, Inc.	216,313	9,578
Alleghany Corp. *	2,056	580
Allied World Assurance Co. Holdings Ltd.	15,000	481
American Financial Group, Inc.	40,405	918
American International Group, Inc.	854,536	1,632
American National Insurance Co.	6,937	474
Aon Corp.	123,563	5,227
Arch Capital Group Ltd. *	14,000	977
Arthur J. Gallagher & Co.	35,720	870
Aspen Insurance Holdings Ltd.	14,000	321
Assurant, Inc.	44,392	1,131
Axis Capital Holdings Ltd.	53,462	1,523
Berkshire Hathaway, Inc., Class A *	288	33,261
Brown & Brown, Inc.	53,376	1,095
Cincinnati Financial Corp.	74,417	1,934
CNA Financial Corp.	14,050	219
Conseco, Inc. *	67,673	126
Endurance Specialty Holdings Ltd.	18,953	573
Erie Indemnity Co., Class A	20,285	754
Everest Re Group Ltd.	28,420	2,123
Fidelity National Financial, Inc., Class A	96,369	868
First American Corp.	42,560	869
Genworth Financial, Inc., Class A	179,539	869
Hanover Insurance Group, Inc.	26,400	1,036
HCC Insurance Holdings, Inc.	52,357	1,155
Lincoln National Corp.	118,059	2,035
Loews Corp.	135,958	4,515
Markel Corp. *	4,931	1,730
Marsh & McLennan Cos., Inc.	235,720	6,911
MBIA, Inc.	58,234	572
Mercury General Corp.	14,435	742
MetLife, Inc.	314,444	10,446
Nationwide Financial Services, Inc., Class A	23,773	1,125
Old Republic International Corp.	105,309	970
PartnerRe Ltd.	25,169	1,704
Philadelphia Consolidated Holding Corp. *	26,645	1,558
Principal Financial Group, Inc.	116,909	2,220
Protective Life Corp.	32,457	271
Prudential Financial, Inc.	198,797	5,964
Reinsurance Group of America, Inc., Class A	14,310	534
RenaissanceRe Holdings Ltd.	26,407	1,212
StanCorp Financial Group, Inc.	24,842	847
The Allstate Corp.	243,698	6,431
The Chubb Corp.	168,892	8,752
The Hartford Financial Services Group, Inc.	142,795	1,474
The Progressive Corp.	305,292	4,357
The Travelers Cos., Inc.	270,497	11,510
Torchmark Corp.	43,377	1,812
Transatlantic Holdings, Inc.	17,545	752
Unitrin, Inc.	16,571	348
Unum Provident Corp.	158,014	2,489
W. R. Berkley Corp.	70,725	1,858
Wesco Financial Corp.	619	204
White Mountains Insurance Group Ltd.	3,213	1,107
XL Capital Ltd., Class A	83,967	814

		153,858

Materials 3.5%
Air Products & Chemicals, Inc.	100,478	5,841
Airgas, Inc.	36,451	1,398
AK Steel Holding Corp.	51,000	710
Albemarle Corp.	36,900	899
Alcoa, Inc.	366,520	4,219
Allegheny Technologies, Inc.	43,752	1,161
AptarGroup, Inc.	34,000	1,031
Ashland, Inc.	32,240	728
Ball Corp.	45,788	1,566
Bemis Co., Inc.	48,449	1,203
Cabot Corp.	19,816	524
Carpenter Technology Corp.	23,000	416
Celanese Corp., Series A	58,243	807
Century Aluminum Co. *	8,000	101
CF Industries Holdings, Inc.	19,000	1,220
Chemtura Corp.	36,747	64
Cliffs Natural Resources, Inc.	38,000	1,026
Commercial Metals Co.	51,294	569
Compass Minerals International, Inc.	11,000	604
Crown Holdings, Inc. *	75,676	1,527
Cytec Industries, Inc.	19,500	552
Domtar Corp. *	239,100	593
E.I. du Pont de Nemours & Co.	409,507	13,104
Eastman Chemical Co.	37,591	1,518
Ecolab, Inc.	78,968	2,942
FMC Corp.	35,552	1,548
Freeport-McMoRan Copper & Gold, Inc.	173,765	5,057
Greif, Inc., Class A	11,000	446
Hercules, Inc.	50,000	840
6      See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Huntsman Corp.	40,054	405
International Flavors & Fragrances, Inc.	36,208	1,154
International Paper Co.	192,607	3,317
Martin Marietta Materials, Inc.	16,849	1,321
MeadWestvaco Corp.	84,583	1,187
Monsanto Co.	244,034	21,714
Nalco Holding Co.	41,943	592
Newmont Mining Corp.	191,508	5,044
Nucor Corp.	146,276	5,926
Owens-Illinois, Inc. *	71,577	1,638
Packaging Corp. of America	38,030	640
Pactiv Corp. *	61,660	1,453
PPG Industries, Inc.	74,206	3,679
Praxair, Inc.	145,028	9,449
Reliance Steel & Aluminum Co.	27,322	684
Rohm & Haas Co.	56,701	3,989
RPM International, Inc.	30,000	426
Schnitzer Steel Industries, Inc., Class A	7,000	189
Sealed Air Corp.	73,902	1,250
Sigma-Aldrich Corp.	61,308	2,689
Sonoco Products Co.	48,170	1,213
Southern Copper Corp.	74,946	1,091
Steel Dynamics, Inc.	78,000	930
Terra Industries, Inc.	40,000	880
Terra Nitrogen Co., L.P.	7,000	573
The Dow Chemical Co.	421,156	11,232
The Lubrizol Corp.	32,160	1,209
The Mosaic Co.	70,095	2,762
The Scotts Miracle-Gro Co., Class A	14,668	383
The Valspar Corp.	44,946	919
Titanium Metals Corp.	18,585	173
United States Steel Corp.	53,768	1,983
Vulcan Materials Co.	44,425	2,411
Weyerhaeuser Co.	94,815	3,624

		148,343

Media 2.6%
Cablevision Systems Corp., Class A	106,010	1,880
CBS Corp., Class B	310,205	3,012
Comcast Corp., Class A	1,296,253	20,429
Discovery Communications, Inc., Series A *	56,198	767
DISH Network Corp., Class A *	95,272	1,500
DreamWorks Animation SKG, Inc., Class A *	27,000	759
Gannett Co., Inc.	83,954	924
John Wiley & Sons, Inc., Class A	20,480	712
Lamar Advertising Co., Class A *	22,870	347
Liberty Global, Inc., Series A *	149,366	2,463
Liberty Media Corp — Entertainment, Series A *	220,244	3,546
Liberty Media Corp. — Capital, Series A *	61,661	420
Meredith Corp.	16,639	322
News Corp., Class A	1,035,728	11,020
Omnicom Group, Inc.	151,738	4,482
Regal Entertainment Group, Class A	35,000	449
Sirius XM Radio, Inc. *	1,257,508	425
The DIRECTV Group, Inc. *	256,345	5,611
The E.W. Scripps Co., Class A	6,090	28
The Interpublic Group of Cos., Inc. *	192,364	998
The McGraw-Hill Cos., Inc.	146,236	3,925
The New York Times Co., Class A	52,025	520
The Walt Disney Co.	856,002	22,170
The Washington Post Co., Class B	2,526	1,078
Time Warner Cable, Inc., Class A *	66,900	1,310
Time Warner, Inc.	1,616,601	16,312
Viacom, Inc., Class B *	280,946	5,681
Virgin Media, Inc.	108,000	622

		111,712

Pharmaceuticals & Biotechnology 9.4%
Abbott Laboratories	683,646	37,703
Alexion Pharmaceuticals, Inc. *	26,000	1,060
Allergan, Inc.	140,562	5,576
Amgen, Inc. *	484,560	29,020
Amylin Pharmaceuticals, Inc. *	33,747	345
Applied Biosystems, Inc.	75,000	2,312
Barr Pharmaceuticals, Inc. *	43,938	2,823
Bio-Rad Laboratories, Inc., Class A *	5,000	427
Biogen Idec, Inc. *	132,555	5,640
BioMarin Pharmaceuticals, Inc. *	35,000	641
Bristol-Myers Squibb Co.	865,539	17,787
Bruker Corp. *	20,800	85
Celgene Corp. *	192,546	12,373
Cephalon, Inc. *	27,000	1,936
Charles River Laboratories International, Inc. *	31,015	1,111
Covance, Inc. *	24,300	1,215
Eli Lilly & Co.	446,671	15,106
Endo Pharmaceuticals Holdings, Inc. *	59,028	1,092
Forest Laboratories, Inc. *	147,446	3,425
Genentech, Inc. *	205,619	17,054
Genzyme Corp. *	122,131	8,901
Gilead Sciences, Inc. *	411,012	18,845
Illumina, Inc. *	40,000	1,233
See financial notes.     7

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
ImClone Systems, Inc. *	27,380	1,883
Invitrogen Corp. *	42,604	1,227
Johnson & Johnson	1,267,217	77,731
King Pharmaceuticals, Inc. *	104,766	921
Merck & Co., Inc.	954,285	29,535
Millipore Corp. *	22,874	1,187
Mylan, Inc. *	113,500	973
PerkinElmer, Inc.	56,500	1,014
Perrigo Co.	28,000	952
Pfizer, Inc.	2,991,310	52,976
Pharmaceutical Product Development, Inc.	47,746	1,479
Schering-Plough Corp.	713,716	10,342
Sepracor, Inc. *	23,069	307
Techne Corp.	17,563	1,212
Thermo Fisher Scientific, Inc. *	194,798	7,909
Vertex Pharmaceuticals, Inc. *	34,812	912
Warner Chilcott Ltd., Class A *	111,500	1,547
Waters Corp. *	47,000	2,059
Watson Pharmaceuticals, Inc. *	47,500	1,243
Wyeth	599,283	19,285

		400,404

Real Estate 1.7%
Alexandria Real Estate Equities, Inc.	13,000	904
AMB Property Corp.	45,825	1,101
Annaly Capital Management, Inc.	176,000	2,446
Apartment Investment & Management Co., Class A	48,502	710
AvalonBay Communities, Inc.	34,751	2,468
Boston Properties, Inc.	55,105	3,906
BRE Properties, Inc.	23,424	815
Brookfield Properties Corp.	93,750	946
Camden Property Trust	26,264	885
CapitalSource, Inc.	77,579	574
CB Richard Ellis Group, Inc., Class A *	76,737	538
Developers Diversified Realty Corp.	48,900	644
Digital Realty Trust, Inc.	22,000	737
Douglas Emmett, Inc.	37,000	559
Duke Realty Corp.	63,437	895
Equity Residential	122,072	4,264
Essex Property Trust, Inc.	10,517	1,023
Federal Realty Investment Trust	24,196	1,482
Forest City Enterprises, Inc., Class A	21,588	257
General Growth Properties, Inc.	112,993	468
HCP, Inc.	95,280	2,852
Health Care REIT, Inc.	34,021	1,514
Highwoods Properties, Inc.	26,000	645
Hospitality Properties Trust	33,481	340
Host Hotels & Resorts, Inc.	241,534	2,497
iStar Financial, Inc.	31,693	34
Jones Lang LaSalle, Inc.	14,305	471
Kimco Realty Corp.	104,831	2,367
Liberty Property Trust	40,104	956
Mack-Cali Realty Corp.	28,347	644
Nationwide Health Properties, Inc.	40,000	1,194
Plum Creek Timber Co., Inc.	82,198	3,064
ProLogis	118,761	1,663
Public Storage	56,859	4,634
Rayonier, Inc.	34,923	1,155
Realty Income Corp.	46,000	1,064
Regency Centers Corp.	32,082	1,266
Senior Housing Properties Trust	33,000	633
Simon Property Group, Inc.	102,678	6,882
SL Green Realty Corp.	21,401	900
Taubman Centers, Inc.	24,000	797
The Macerich Co.	31,678	932
The St. Joe Co. *	34,800	1,076
UDR, Inc.	62,789	1,241
Ventas, Inc.	55,419	1,998
Vornado Realty Trust	60,451	4,265
Weingarten Realty Investors	35,002	716

		71,422

Retailing 2.9%
Abercrombie & Fitch Co., Class A	34,819	1,008
Advance Auto Parts, Inc.	44,702	1,395
Amazon.com, Inc. *	139,741	7,999
American Eagle Outfitters, Inc.	91,085	1,013
AutoNation, Inc. *	34,466	237
AutoZone, Inc. *	21,033	2,677
Barnes & Noble, Inc.	23,118	436
Bed Bath & Beyond, Inc. *	115,120	2,967
Best Buy Co., Inc.	160,176	4,294
Big Lots, Inc. *	42,200	1,031
CarMax, Inc. *	91,100	967
Dick’s Sporting Goods, Inc. *	28,000	429
Dollar Tree, Inc. *	42,608	1,620
Expedia, Inc. *	114,109	1,085
Family Dollar Stores, Inc.	65,200	1,755
Foot Locker, Inc.	70,109	1,025
GameStop Corp., Class A *	70,300	1,926
Genuine Parts Co.	74,730	2,941
Guess?, Inc.	17,000	370
J. Crew Group, Inc. *	15,000	304
J.C. Penney Co., Inc.	100,422	2,402
Kohl’s Corp. *	140,165	4,924
Liberty Media Corp. — Interactive Class A *	226,108	1,103
Limited Brands, Inc.	119,023	1,426
LKQ Corp. *	40,000	458
Lowe’s Cos., Inc.	679,246	14,740
8      See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Macy’s, Inc.	191,876	2,358
Netflix, Inc. *	17,000	421
Nordstrom, Inc.	81,300	1,471
O’Reilly Automotive, Inc. *	44,566	1,208
Office Depot, Inc. *	126,730	456
PetSmart, Inc.	57,695	1,136
Priceline.com, Inc. *	15,000	789
RadioShack Corp.	63,140	799
Ross Stores, Inc.	57,756	1,888
Saks, Inc. *	37,179	223
Sears Holdings Corp. *	25,394	1,466
Staples, Inc.	317,670	6,172
Target Corp.	359,142	14,409
The Gap, Inc.	207,275	2,682
The Home Depot, Inc.	772,065	18,213
The Sherwin-Williams Co.	46,190	2,629
The TJX Cos., Inc.	204,365	5,469
Tiffany & Co.	60,073	1,649
Urban Outfitters, Inc. *	33,496	728
Williams-Sonoma, Inc.	35,621	295

		124,993

Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc. *	196,331	687
Altera Corp.	155,919	2,705
Analog Devices, Inc.	141,674	3,026
Applied Materials, Inc.	619,589	7,999
Broadcom Corp., Class A *	183,825	3,140
Cree, Inc. *	30,000	589
Cypress Semiconductor Corp. *	53,268	267
Integrated Device Technology, Inc. *	78,071	496
Intel Corp.	2,502,630	40,042
Intersil Corp., Class A	60,867	833
KLA-Tencor Corp.	84,538	1,965
Lam Research Corp. *	56,300	1,259
Linear Technology Corp.	97,366	2,208
LSI Corp. *	287,898	1,108
Marvell Technology Group Ltd. *	184,362	1,283
MEMC Electronic Materials, Inc. *	99,077	1,821
Microchip Technology, Inc.	82,266	2,026
Micron Technology, Inc. *	274,000	1,291
National Semiconductor Corp.	103,458	1,363
Novellus Systems, Inc. *	50,295	795
NVIDIA Corp. *	247,199	2,165
ON Semiconductor Corp. *	105,000	537
Rambus, Inc. *	20,964	192
Silicon Laboratories, Inc. *	12,236	318
Teradyne, Inc. *	64,557	329
Texas Instruments, Inc.	601,875	11,773
Varian Semiconductor Equipment Associates, Inc. *	35,200	691
Xilinx, Inc.	141,905	2,614

		93,522

Software & Services 6.2%
Accenture Ltd., Class A	360,442	11,913
Activision Blizzard, Inc. *	231,338	2,882
Adobe Systems, Inc. *	245,513	6,540
Affiliated Computer Services, Inc., Class A *	45,867	1,880
Akamai Technologies, Inc. *	57,909	833
Alliance Data Systems Corp. *	31,271	1,569
ANSYS, Inc. *	28,000	802
Autodesk, Inc. *	102,372	2,182
Automatic Data Processing, Inc.	234,251	8,187
BMC Software, Inc. *	87,712	2,265
Broadridge Financial Solutions, Inc.	50,000	605
CA, Inc.	178,181	3,172
Cadence Design Systems, Inc. *	116,687	475
Citrix Systems, Inc. *	83,700	2,157
Cognizant Technology Solutions Corp., Class A *	118,766	2,280
Computer Sciences Corp. *	72,331	2,181
Compuware Corp. *	120,464	769
Convergys Corp. *	33,309	256
DST Systems, Inc. *	18,980	770
eBay, Inc. *	494,920	7,557
Electronic Arts, Inc. *	143,781	3,275
Equinix, Inc. *	12,000	749
FactSet Research Systems, Inc.	19,000	737
Fidelity National Information Services, Inc.	75,470	1,139
Fiserv, Inc. *	74,389	2,482
Global Payments, Inc.	31,938	1,294
Google, Inc., Class A *	105,296	37,839
Hewitt Associates, Inc., Class A *	40,000	1,116
Hlth Corp. *	65,979	547
IAC/InterActiveCorp *	20,730	347
Intuit, Inc. *	148,244	3,715
MasterCard, Inc., Class A	31,000	4,582
McAfee, Inc. *	73,929	2,406
Metavante Technologies, Inc. *	39,510	663
MICROS Systems, Inc. *	38,000	647
Microsoft Corp.	3,570,888	79,738
Novell, Inc. *	80,024	373
Nuance Communications, Inc. *	60,000	549
Oracle Corp. *	1,773,710	32,441
Parametric Technology Corp. *	40,000	520
Paychex, Inc.	146,878	4,192
Red Hat, Inc. *	89,183	1,187
SAIC, Inc. *	60,000	1,108
Salesforce.com, Inc. *	33,321	1,032
Sybase, Inc. *	43,000	1,145
See financial notes.      9

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Symantec Corp. *	395,374	4,974
Synopsys, Inc. *	68,600	1,254
Total System Services, Inc.	91,500	1,257
ValueClick, Inc. *	25,500	189
VeriSign, Inc. *	76,905	1,630
VMware, Inc., Class A *	17,000	527
Western Union Co.	340,290	5,193
Yahoo!, Inc. *	606,429	7,774

		265,896

Technology Hardware & Equipment 6.9%
Agilent Technologies, Inc. *	152,231	3,378
Amphenol Corp., Class A	77,420	2,218
Anixter International, Inc. *	10,000	336
Apple, Inc. *	393,714	42,360
Arrow Electronics, Inc. *	55,400	967
Avnet, Inc. *	59,546	997
Brocade Communications Systems, Inc. *	168,000	633
Ciena Corp. *	37,753	363
Cisco Systems, Inc. *	2,624,315	46,634
CommScope, Inc. *	31,100	457
Corning, Inc.	704,663	7,631
Dell, Inc. *	877,499	10,662
Diebold, Inc.	25,318	752
Dolby Laboratories, Inc., Class A *	15,000	474
EchoStar Corp., Class A *	17,054	331
EMC Corp. *	937,124	11,039
FLIR Systems, Inc. *	50,000	1,605
Harris Corp.	62,146	2,234
Hewlett-Packard Co.	1,117,468	42,777
Ingram Micro, Inc., Class A *	66,051	880
International Business Machines Corp.	613,790	57,064
Itron, Inc. *	10,000	485
Jabil Circuit, Inc.	74,100	623
JDS Uniphase Corp. *	41,305	226
Juniper Networks, Inc. *	227,994	4,273
Lexmark International, Inc., Class A *	30,859	797
Mettler-Toledo International, Inc. *	17,000	1,301
Molex, Inc.	41,121	593
Motorola, Inc.	962,188	5,167
National Instruments Corp.	20,000	508
NCR Corp. *	78,044	1,427
NetApp, Inc. *	157,000	2,124
Polycom, Inc. *	38,000	798
QLogic Corp. *	43,400	522
QUALCOMM, Inc.	733,228	28,053
SanDisk Corp. *	101,858	906
Seagate Technology	216,837	1,468
Sun Microsystems, Inc. *	306,984	1,412
Tech Data Corp. *	25,152	539
Tellabs, Inc. *	179,675	762
Teradata Corp. *	60,544	932
Trimble Navigation Ltd. *	54,500	1,121
Tyco Electronics Ltd.	210,248	4,087
Western Digital Corp. *	99,512	1,642
Xerox Corp.	406,130	3,257
Zebra Technologies Corp., Class A *	27,525	557

		297,372

Telecommunication Services 3.1%
American Tower Corp., Class A *	183,089	5,916
AT&T, Inc.	2,617,527	70,071
CenturyTel, Inc.	54,087	1,358
Crown Castle International Corp. *	88,627	1,876
Embarq Corp.	66,800	2,004
Frontier Communications Corp.	149,758	1,140
Leap Wireless International, Inc. *	10,680	299
Level 3 Communications, Inc. *	669,140	703
NII Holdings, Inc. *	65,841	1,696
Qwest Communications International, Inc.	556,635	1,592
SBA Communications Corp., Class A *	40,000	840
Sprint Nextel Corp.	1,286,907	4,028
Telephone & Data Systems, Inc.	48,301	1,297
tw telecom, Inc. *	50,000	354
Verizon Communications, Inc.	1,260,537	37,400
Windstream Corp.	180,848	1,358

		131,932

Transportation 2.3%
Alexander & Baldwin, Inc.	15,426	492
AMR Corp. *	111,651	1,140
Burlington Northern Santa Fe Corp.	130,781	11,647
C.H. Robinson Worldwide, Inc.	75,948	3,933
Con-way, Inc.	21,608	736
Continental Airlines, Inc., Class B *	45,400	859
CSX Corp.	183,542	8,392
Delta Air Lines, Inc. *	175,000	1,921
Expeditors International of Washington, Inc.	84,098	2,746
FedEx Corp.	142,428	9,310
Hertz Global Holdings, Inc. *	41,600	299
J.B. Hunt Transport Services, Inc.	20,591	585
Kansas City Southern *	33,000	1,019
Kirby Corp. *	19,000	652
Landstar System, Inc.	26,030	1,004
Norfolk Southern Corp.	171,306	10,268
Ryder System, Inc.	28,064	1,112
Southwest Airlines Co.	347,688	4,096
10      See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
UAL Corp.	45,667	665
Union Pacific Corp.	230,982	15,423
United Parcel Service, Inc., Class B	453,825	23,953

		100,252

Utilities 4.1%
AGL Resources, Inc.	34,400	1,046
Allegheny Energy, Inc.	75,253	2,269
Alliant Energy Corp.	53,900	1,584
Ameren Corp.	81,485	2,644
American Electric Power Co., Inc.	180,931	5,904
Aqua America, Inc.	43,134	776
Atmos Energy Corp.	14,818	360
Calpine Corp. *	180,000	2,106
CenterPoint Energy, Inc.	148,411	1,710
CMS Energy Corp.	83,533	856
Consolidated Edison, Inc.	120,006	5,199
Constellation Energy Group, Inc.	78,441	1,899
Dominion Resources, Inc.	258,458	9,377
DPL, Inc.	50,061	1,142
DTE Energy Co.	75,397	2,661
Duke Energy Corp.	572,943	9,385
Dynegy, Inc., Class A *	175,199	638
Edison International	156,454	5,568
Energen Corp.	33,196	1,114
Entergy Corp.	87,622	6,839
Equitable Resources, Inc.	56,400	1,958
Exelon Corp.	297,656	16,145
FirstEnergy Corp.	138,970	7,249
FPL Group, Inc.	188,008	8,881
Great Plains Energy, Inc.	39,000	758
Hawaiian Electric Industries, Inc.	37,748	1,005
Integrys Energy Group, Inc.	34,155	1,628
ITC Holdings Corp.	17,000	690
MDU Resources Group, Inc.	83,917	1,528
Mirant Corp. *	97,702	1,712
National Fuel Gas Co.	27,047	979
NiSource, Inc.	126,980	1,646
Northeast Utilities	71,514	1,613
NRG Energy, Inc. *	102,930	2,393
NSTAR	49,512	1,636
OGE Energy Corp.	29,180	797
ONEOK, Inc.	48,062	1,533
Pepco Holdings, Inc.	89,174	1,841
PG&E Corp.	162,137	5,946
Pinnacle West Capital Corp.	36,487	1,155
PPL Corp.	170,511	5,596
Progress Energy, Inc.	119,185	4,692
Public Service Enterprise Group, Inc.	234,322	6,596
Puget Energy, Inc.	46,219	1,083
Questar Corp.	77,720	2,678
Reliant Energy, Inc. *	157,397	826
SCANA Corp.	54,031	1,778
Sempra Energy	112,878	4,807
Sierra Pacific Resources	100,000	829
Southern Co.	341,518	11,728
TECO Energy, Inc.	62,117	717
The AES Corp. *	292,202	2,329
UGI Corp.	23,148	553
Westar Energy, Inc.	36,000	702
Wisconsin Energy Corp.	54,168	2,356
Xcel Energy, Inc.	189,009	3,292

		174,732

Total Common Stock (Cost $2,713,493)		4,254,930

Foreign Common Stock 0.1% of net assets

Bermuda 0.1%

Capital Goods 0.0%
Foster Wheeler Ltd. *	64,856	1,777

Consumer Services 0.0%
Orient-Express Hotels Ltd., Class A	19,000	234

Diversified Financials 0.1%
Invesco Ltd.	182,640	2,723
Lazard Ltd., Class A	12,200	368

		3,091

Total Foreign Common Stock (Cost $7,106)		5,102

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.4% of net assets

Repurchase Agreement 0.3%
Fixed Income Clearing Corp.
Fully collateralized by Federal Home Loan Bank with a value of $14,350 0.03%, issued 10/31/08, due 11/03/08	14,065	14,065

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.05%, 12/18/08 (a)	260	260
0.61%, 12/18/08 (a)	880	879
0.51%, 12/18/08 (a)	300	300
See financial notes.       11

Schwab 1000 Index Fund
Portfolio Holdings continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.31%, 12/18/08 (a)	200	200

		1,639

Total Short-Term Investment (Cost $15,704)		15,704

End of Investments.
(All dollar amounts are x 1,000)

At 10/31/2008 the tax basis cost of the fund’s investments was $2,706,579 and the unrealized appreciation and depreciation were $1,962,147and ($392,990), respectively, with a net unrealized appreciation of $1,569,157.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Issuer is affiliated with the fund’s adviser.
In addition to the above, the fund held the following at 10/31/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains
Futures Contract

S & P 500 Index, e-mini, Long, expires 12/19/08	275	13,300	387
See financial notes.      12

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randy W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/S/ Randall W. Merk

Randall W. Merk
Chief Executive Officer
Date: 12/16/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Randall W. Merk

Randall W. Merk
Chief Executive Officer
Date: 12/16/2008

By:	/S/ George Pereira

George Pereira
Principal Financial Officer
Date: 12/16/2008